UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2019

Loomis Sayles High Income Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Multi-Asset Income Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Elaine M. Stokes	Class N LSHNX

Todd P. Vandam, CFA®	Class Y NEHYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — June 30, 20193

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y (Inception 2/29/08)
NAV	9.67%	6.59%	3.71%	8.29%	—%	1.02%	0.80%

Class A (Inception 2/22/84)
NAV	9.51	6.30	3.48	8.02	—	1.27	1.05
With 4.25% Maximum Sales Charge	4.78	1.71	2.56	7.55	—

Class C (Inception 3/2/98)
NAV	9.09	5.48	2.69	7.20	—	2.02	1.80
With CDSC[1]	8.09	4.48	2.69	7.20	—

Class N (Inception 11/30/16)
NAV	9.68	6.88	—	—	6.07	0.89	0.75

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	9.94	7.48	4.70	9.24	6.58

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	LIGRX

Brian P. Kennedy	Class C	LGBCX

Elaine M. Stokes	Class N	LGBNX

Loomis, Sayles & Company, L.P.	Class Y	LSIIX

	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

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Average Annual Total Returns — June 30, 20194

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y (Inception 12/31/96)
NAV	6.31%	6.70%	2.30%	6.04%	—%	0.57%	0.53%

Class A (Inception 12/31/96)
NAV	6.19	6.45	2.04	5.77	—	0.82	0.78
With 4.25% Maximum Sales Charge	1.66	1.96	1.16	5.31	—

Class C (Inception 9/12/03)
NAV	5.76	5.55	1.27	4.98	—	1.57	1.53
With CDSC[2]	4.76	4.55	1.27	4.98	—

Class N (Inception 2/1/13)
NAV	6.34	6.75	2.40	—	3.04	0.48	0.48

Admin Class (Inception 2/1/10)[1]
NAV	5.98	6.09	1.80	5.51	—	1.07	1.03

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[3]	6.90	8.52	3.11	4.09	2.81

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Bond Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES MULTI-ASSET INCOME FUND

Managers	Symbols

Thomas Fahey	Class A	IIDPX

Kevin Kearns	Class C	CIDPX

Maura Murphy, CFA®	Class N	LMINX

Loomis, Sayles & Company, L.P.	Class Y	YIDPX

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

5  |

Average Annual Total Returns — June 30, 20195,6

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[7]
						Gross	Net

Class Y (Inception 12/3/12)[1]
NAV	9.51%	1.81%	4.68%	9.81%	—%	0.89%	0.75%

Class A (Inception 11/17/05)
NAV	9.30	1.53	4.42	9.68	—	1.14	1.00
With 4.25% Maximum Sales Charge	4.68	-2.77	3.52	9.20	—

Class C (Inception 11/17/05)
NAV	8.86	0.77	3.63	8.86	—	1.89	1.75
With CDSC[2]	7.86	-0.19	3.63	8.86	—

Class N (Inception 8/31/15)
NAV	9.53	1.86	—	—	6.36	1.38	0.70

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	6.11	7.87	2.95	3.90	3.22
S&P 500® Index[4]	18.54	10.42	10.71	14.70	13.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

7

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD * 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,095.10	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,090.90	$9.33
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$1,096.80	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$1,096.70	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD * 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,061.90	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$1,057.60	$7.81
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65
Class N
Actual	$1,000.00	$1,063.40	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41
Class Y
Actual	$1,000.00	$1,063.10	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66
Admin Class
Actual	$1,000.00	$1,059.80	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.78%, 1.53%, 0.48%, 0.53% and 1.03% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES MULTI-ASSET INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,093.00	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class C
Actual	$1,000.00	$1,088.60	$8.80
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$1,095.30	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,095.10	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Loomis Sayles Multi-Asset Income Fund’s sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations

11  |

and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	68%	39%	35%
Loomis Sayles Investment Grade Bond Fund	46%	2%	58%
Loomis Sayles Multi-Asset Income Fund	95%	82%	50%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and

|  12

consistent with the Fund’s investment objective and policies; (2) that more recent performance has been stronger relative to its category; (3) that the Fund had recently been assigned to a different category by the independent third-party data provider, which is expected to result in more relevant performance comparisons; and (3) that longer-term performance has been competitive when compared to relevant performance benchmarks.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for a Fund under its cap.

The Trustees noted that Loomis Sayles High Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that management had proposed to reduce the expense cap of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis

13  |

Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that Loomis Sayles Multi-Asset Income Fund and Loomis Sayles Investment Grade Bond Fund have breakpoints in their advisory fees and that each of the Funds was subject to an expense cap. The Trustees also considered management’s proposal to reduce the expense caps for Loomis Sayles Investment Grade Bond Fund and Loomis Sayles High Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.0% of Net Assets
Non-Convertible Bonds — 84.5%
	ABS Home Equity — 0.4%
$77,587	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$81,229
59,508	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	59,926
735	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 5.111%, 11/20/2035(a)(b)(c)	409
170,020	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.720%, 9/19/2045(d)	138,847
150,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.174%, 10/17/2033, 144A(d)	150,136
155,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.094%, 10/17/2033, 144A(d)	155,092

		585,639

	Aerospace & Defense — 1.4%
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	622,050
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	411,725
1,065,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,120,912

		2,154,687

	Airlines — 0.4%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	555,469
17,680	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	17,986

		573,455

	Automotive — 1.4%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	198,900
510,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	536,775
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	292,481
690,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	615,825
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	113,275
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	400,050

		2,157,306

	Banking — 2.5%
1,730,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,825,150
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	536,483
425,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	369,329
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	471,277
495,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	500,961

		3,703,200

	Building Materials — 2.8%
610,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	603,900
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	238,959

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — continued
$350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	$385,003
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	428,400
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	442,775
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	353,250
160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	154,800
420,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	425,250
1,120,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	1,164,800

		4,197,137

	Cable Satellite — 8.1%
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	482,505
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	638,086
450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	465,187
695,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	717,587
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	907,169
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,428,000
390,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	425,588
415,000	DISH DBS Corp., 7.750%, 7/01/2026	402,550
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	361,177
800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	806,864
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,544,771
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	274,606
1,070,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	1,085,729
2,570,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,614,230

		12,154,049

	Chemicals — 1.7%
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,600,600
825,000	Hexion, Inc., 6.625%, 4/15/2020(e)	639,375
70,000	Hexion, Inc., 10.375%, 2/01/2022, 144A(e)	53,375
245,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	265,493

		2,558,843

	Construction Machinery — 0.7%
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	624,994
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,788
180,000	United Rentals North America, Inc., 5.875%, 9/15/2026	191,700
195,000	United Rentals North America, Inc., 6.500%, 12/15/2026	211,087

		1,043,569

	Consumer Cyclical Services — 1.1%
585,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 6/01/2023, 144A	526,500
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	374,938
680,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	720,800

		1,622,238

	Electric — 1.7%
125,000	AES Corp. (The), 5.125%, 9/01/2027	131,875
479,000	AES Corp. (The), 5.500%, 4/15/2025	498,265

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$150,000	AES Corp. (The), 6.000%, 5/15/2026	$159,000
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,731,055

		2,520,195

	Finance Companies — 4.7%
120,000	CIT Group, Inc., 4.125%, 3/09/2021	122,286
120,000	iStar, Inc., 4.625%, 9/15/2020	121,050
395,000	iStar, Inc., 5.250%, 9/15/2022	404,381
800,000	iStar, Inc., 6.500%, 7/01/2021	814,000
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	721,800
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	258,825
820,000	Navient Corp., 6.500%, 6/15/2022	871,037
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	296,100
1,305,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,298,475
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	732,188
185,000	Springleaf Finance Corp., 6.875%, 3/15/2025	202,571
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	766,937
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	417,960

		7,027,610

	Financial Other — 0.7%
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	181,800
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	107,494
465,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	474,300
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	334,950

		1,098,544

	Food & Beverage — 2.6%
210,000	BRF S.A., 4.750%, 5/22/2024, 144A	210,107
520,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	568,105
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	343,200
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	401,036
250,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	262,875
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	284,200
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	559,575
830,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	856,975
455,000	Sigma Holdco BV, 7.875%, 5/15/2026, 144A	420,875

		3,906,948

	Gaming — 0.8%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	185,129
210,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	208,425
345,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	371,738
380,000	MGM Resorts International, 7.750%, 3/15/2022	423,700

		1,188,992

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 1.0%
$550,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	$573,320
225,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	239,625
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	644,112

		1,457,057

	Healthcare — 5.0%
590,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	567,875
170,000	HCA, Inc., 7.050%, 12/01/2027	192,100
655,000	HCA, Inc., 7.500%, 12/15/2023	733,600
145,000	HCA, Inc., 7.500%, 11/06/2033	166,750
590,000	HCA, Inc., 7.690%, 6/15/2025	693,250
480,000	HCA, Inc., 8.360%, 4/15/2024	554,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	943,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	587,100
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	278,781
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	319,725
200,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	206,500
715,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	670,456
1,255,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(f)	1,107,537
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	391,950
170,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	175,950

		7,588,974

	Home Construction — 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(a)(c)(e)	12
800,000	Lennar Corp., 4.750%, 5/30/2025	847,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,220,400

		2,067,412

	Independent Energy — 9.7%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	485,875
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	654,175
740,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	621,600
90,000	California Resources Corp., 5.500%, 9/15/2021	64,703
41,000	California Resources Corp., 6.000%, 11/15/2024	23,780
1,190,000	California Resources Corp., 8.000%, 12/15/2022, 144A	896,962
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	141,400
425,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	429,250
635,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	527,050
205,000	Denbury Resources, Inc., 9.250%, 3/31/2022, 144A	192,188
375,000	Gulfport Energy Corp., 6.000%, 10/15/2024	289,687
595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	460,381
365,000	Gulfport Energy Corp., 6.375%, 1/15/2026	276,488
622,000	Halcon Resources Corp., 6.750%, 2/15/2025(g)(h)	186,600
605,000	Matador Resources Co., 5.875%, 9/15/2026	611,050
1,250,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,256,250
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	555,750
690,000	Montage Resources Corp., 8.875%, 7/15/2023	581,325
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	204,555

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$592,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	$590,520
210,000	PDC Energy, Inc., 5.750%, 5/15/2026	206,325
205,000	PDC Energy, Inc., 6.125%, 9/15/2024	205,000
870,000	Range Resources Corp., 4.875%, 5/15/2025	763,425
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023(g)(h)	14,850
755,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A(g)(h)	571,912
685,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	659,312
175,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	177,406
920,000	SM Energy Co., 5.000%, 1/15/2024	844,100
27,000	SM Energy Co., 6.125%, 11/15/2022	26,798
45,000	SM Energy Co., 6.625%, 1/15/2027	41,625
190,000	SM Energy Co., 6.750%, 9/15/2026	178,125
425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	275,188
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	408,037
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	49,894
1,215,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	1,171,716

		14,643,302

	Integrated Energy — 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	205,892

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	366,350

	Local Authorities — 0.3%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	270,319
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	200,477

		470,796

	Lodging — 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	152,250
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	772,931
365,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	391,463

		1,316,644

	Media Entertainment — 3.2%
735,000	AMC Networks, Inc., 4.750%, 8/01/2025	742,350
1,280,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,304,000
65,000	Gray Television, Inc., 5.125%, 10/15/2024, 144A	66,219
99,931	iHeartCommunications, Inc., 6.375%, 5/01/2026	106,052
346,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	362,573
395,000	Meredith Corp., 6.875%, 2/01/2026	419,146
740,000	Netflix, Inc., 4.875%, 4/15/2028	763,125
390,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	414,254
105,000	Nexstar Escrow, Inc., 5.625%, 7/15/2027, 144A	107,494
520,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	518,700

		4,803,913

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Metals & Mining — 2.6%
$190,000	Commercial Metals Co., 4.875%, 5/15/2023	$191,425
665,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	621,775
835,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	774,462
445,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	442,775
200,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	194,750
840,000	FMG Resources (August 2006) Pty Ltd., 4.750%, 5/15/2022, 144A	867,846
370,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	383,875
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	452,944

		3,929,852

	Midstream — 4.2%
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	321,475
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	175,275
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	399,112
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,301,369
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	198,000
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	423,225
275,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 4/15/2026, 144A	284,625
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	169,950
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	741,125
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	379,518
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	897,600
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	95,000
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	648,864
305,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	294,782

		6,329,920

	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.894%, 11/15/2031, 144A(d)(g)(h)	99,310
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.894%, 11/15/2031, 144A(d)(g)(h)	222,693
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	958,386
10,936	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	10,930
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.644%, 11/15/2027, 144A(d)(g)(h)	344,077
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.544%, 11/15/2027, 144A(d)	344,475
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(b)	110,312

		2,090,183

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 2.1%
$840,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	$785,131
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	85,275
1,145,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,056,835
330,750	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	336,125
210,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	216,562
455,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	455,569
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	166,688

		3,102,185

	Packaging — 1.2%
200,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(f)	204,500
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	401,419
1,165,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	1,227,619

		1,833,538

	Pharmaceuticals — 1.9%
53,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	53,424
269,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	272,126
220,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	224,668
170,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	189,941
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	283,850
235,000	Mylan NV, 5.250%, 6/15/2046	219,198
85,000	Mylan, Inc., 5.200%, 4/15/2048	78,490
1,020,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	883,963
1,055,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	717,347

		2,923,007

	Property & Casualty Insurance — 0.7%
1,110,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,043,400

	Refining — 0.7%
405,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	411,460
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	649,287

		1,060,747

	REITs – Regional Malls — 0.5%
695,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.750%, 5/15/2026, 144A	715,850

	Restaurants — 0.6%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	896,942

	Retailers — 1.9%
830,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	859,050
820,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	830,250
505,000	JC Penney Corp., Inc., 5.875%, 7/01/2023, 144A	422,937
475,000	L Brands, Inc., 6.750%, 7/01/2036	408,500
180,000	L Brands, Inc., 6.875%, 11/01/2035	160,085

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — continued
$125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	$130,938

		2,811,760

	Technology — 4.1%
500,000	CalAmp Corp., 2.000%, 8/01/2025, 144A	404,428
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	178,287
120,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	124,350
100,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	87,000
100,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	93,721
380,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	389,975
385,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	394,625
140,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	146,070
1,205,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,329,334
620,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	654,875
420,000	First Data Corp., 5.375%, 8/15/2023, 144A	427,560
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	200,982
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	283,250
590,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	612,125
900,000	Western Digital Corp., 4.750%, 2/15/2026	882,945

		6,209,527

	Transportation Services — 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(g)(h)	231,000

	Treasuries — 3.4%
1,480,000	U.S. Treasury Note, 2.000%, 1/31/2020	1,479,538
3,685,000	U.S. Treasury Note, 2.125%, 5/31/2021	3,710,046

		5,189,584

	Wireless — 3.7%
1,000,000	Altice Luxembourg S.A., 10.500%, 5/15/2027, 144A	1,027,500
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	202,500
200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	214,500
865,000	Nokia Oyj, 4.375%, 6/12/2027	887,706
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	92,502
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	23,150
890,000	Sprint Corp., 7.125%, 6/15/2024	943,667
650,000	Sprint Corp., 7.250%, 9/15/2021	690,625
1,085,000	Sprint Corp., 7.875%, 9/15/2023	1,178,582
315,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	322,481

		5,583,213

	Wirelines — 2.5%
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	125,455
555,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	577,200
1,060,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	1,028,200
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	132,300
1,485,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/2025, 144A	1,514,700

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$505,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(e)	$366,125

		3,743,980

	Total Non-Convertible Bonds (Identified Cost $126,357,654)	127,107,440

Convertible Bonds — 8.5%
	Cable Satellite — 1.3%
1,515,000	DISH Network Corp., 2.375%, 3/15/2024	1,399,504
580,000	DISH Network Corp., 3.375%, 8/15/2026	563,867

		1,963,371

	Diversified Manufacturing — 0.5%
755,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	725,467

	Diversified Operations — 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	160,974

	Finance Companies — 0.3%
370,000	iStar, Inc., 3.125%, 9/15/2022	379,658

	Independent Energy — 1.2%
840,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	670,470
825,000	PDC Energy, Inc., 1.125%, 9/15/2021	772,663
225,000	SM Energy Co., 1.500%, 7/01/2021	207,033
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	164,475

		1,814,641

	Industrial Other — 0.1%
225,000	Tutor Perini Corp., 2.875%, 6/15/2021	213,245

	Oil Field Services — 0.6%
860,000	Nabors Industries, Inc., 0.750%, 1/15/2024	613,429
390,000	Oil States International, Inc., 1.500%, 2/15/2023	346,869

		960,298

	Pharmaceuticals — 1.8%
1,530,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,588,331
430,000	Dermira, Inc., 3.000%, 5/15/2022	370,457
475,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	412,360
370,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	329,898

		2,701,046

	Retailers — 0.3%
270,000	Booking Holdings, Inc., 0.350%, 6/15/2020	388,560

	Technology — 2.3%
705,000	Avaya Holdings Corp., 2.250%, 6/15/2023	613,703
475,000	Evolent Health, Inc., 2.000%, 12/01/2021	422,231
865,000	Finisar Corp., 0.500%, 12/15/2036	843,310
625,000	Nuance Communications, Inc., 1.000%, 12/15/2035	585,388

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$315,000	Nuance Communications, Inc., 1.250%, 4/01/2025	$308,977
245,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023, 144A	258,125
140,000	Verint Systems, Inc., 1.500%, 6/01/2021	150,021
305,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	273,899

		3,455,654

	Total Convertible Bonds (Identified Cost $13,397,879)	12,762,914

	Total Bonds and Notes (Identified Cost $139,755,533)	139,870,354

Senior Loans — 1.3%
	Media Entertainment — 0.3%
437,200	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(i)	437,611

	Retailers — 0.3%
660,551	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.771%, 6/23/2023(d)	573,577

	Transportation Services — 0.7%
1,031,801	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.411%, 4/04/2025(d)	1,031,367

	Total Senior Loans (Identified Cost $2,117,759)	2,042,555

Loan Participations — 0.3%
	ABS Other — 0.3%
409,762	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(a) (Identified Cost $408,841)	413,156

Shares
Preferred Stocks — 1.4%
	Food & Beverage — 1.0%
15,414	Bunge Ltd., 4.875%	1,540,278

	Midstream — 0.4%
137	Chesapeake Energy Corp., 5.750%	64,808
20	Chesapeake Energy Corp., 5.750%, 144A	9,565
988	Chesapeake Energy Corp., 5.750%	472,528

		546,901

	Total Preferred Stocks (Identified Cost $2,299,442)	2,087,179

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Other Investments — 0.6%
	Aircraft ABS — 0.6%
100	ECAF I Blocker Ltd.(a)(c)(g)(j) (Identified Cost $1,000,000)	$864,000

Common Stocks — 0.3%
	Media — 0.3%
41,970	Clear Channel Outdoor Holdings, Inc.(k)	198,098
17,671	iHeartMedia, Inc., Class A(k)	265,949

		464,047

	Total Common Stocks (Identified Cost $577,986)	464,047

Principal Amount
Short-Term Investments — 4.4%
$6,644,356	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $6,645,187 on 7/01/2019 collateralized by $6,540,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $6,782,385 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,644,356)	6,644,356

	Total Investments — 101.3% (Identified Cost $152,803,917)	152,385,647
	Other assets less liabilities — (1.3)%	(1,979,248)

	Net Assets — 100.0%	$150,406,399

(†)	See Note 2 of Notes to Financial Statements.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $864,421 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2019, interest payments were made in cash.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $1,670,442 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(i)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	December 20, 2016	$1,000,000	$864,000	0.6%

(k)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $73,609,278 or 48.9% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2019 (Unaudited)

Independent Energy	10.9%
Cable Satellite	9.4
Technology	6.4
Healthcare	5.0
Finance Companies	5.0
Midstream	4.6
Pharmaceuticals	3.7
Wireless	3.7
Food & Beverage	3.6
Media Entertainment	3.5
Treasuries	3.4
Building Materials	2.8
Oil Field Services	2.7
Metals & Mining	2.6
Retailers	2.5
Wirelines	2.5
Banking	2.5
Other Investments, less than 2% each	22.1
Short-Term Investments	4.4

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 94.2% of Net Assets
Non-Convertible Bonds — 92.8%
	ABS Car Loan — 8.2%
$2,537,327	ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022, 144A	$2,562,577
14,429,391	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	14,382,546
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	16,896,417
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,038,228
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,985,315
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,584,818
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,397,392
2,063,357	BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.160%, 11/25/2020	2,058,779
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,745,568
13,130,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(a)(b)	13,533,473
4,505,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	4,586,827
13,965,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	14,559,177
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,818,897
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	24,033,555
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,820,725
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,967,130
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,782,746
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,007,010
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,020,399
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,861,321
2,722,266	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	2,712,176
15,745,000	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.030%, 11/15/2022	15,918,387
8,555,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	8,692,516
3,218,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022	3,246,376
2,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.020%, 5/16/2023	2,030,764
15,645,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,886,914
3,357,041	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020	3,344,248
1,491,291	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	1,487,017
28,000,000	Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.160%, 1/17/2023	28,532,137

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	$6,010,196
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,912,295
12,949,685	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021	12,904,043
26,135,000	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220%, 6/15/2023	26,732,898
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,474,337
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,092,345
9,211,639	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	9,185,629
15,720,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3, 1.930%, 1/18/2022	15,684,660
27,000,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.350%, 5/16/2022	27,049,580
3,638,697	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	3,648,264
29,995,000	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023	30,349,115
15,495,000	Westlake Automobile Receivable, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,798,682

		465,335,479

	ABS Credit Card — 4.8%
14,559,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	14,529,227
10,434,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023	10,428,190
3,000,000	American Express Credit Account Master Trust, Series 2018-1, Class A, 2.670%, 10/17/2022	3,009,491
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,177,142
9,770,000	BA Credit Card Trust, Series 2017-A2, Class A2, 1.840%, 1/17/2023	9,741,445
28,630,000	BA Credit Card Trust, Series 2018-A2, Class A2, 3.000%, 9/15/2023	29,122,742
24,885,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.080%, 3/15/2023	24,860,085
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,161,680
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	11,956,325
17,700,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.580%, 8/15/2021	17,681,790
7,915,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022	7,897,696
31,257,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.270%, 7/15/2021	31,244,000
22,714,000	Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.150%, 7/15/2021	22,711,574

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$13,575,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021	$13,547,702
10,366,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920%, 4/07/2022	10,344,188
13,235,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022	13,197,946
35,306,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022	35,230,774

		269,841,997

	ABS Home Equity — 3.2%
612,041	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(d)	625,832
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	16,950,486
70,980	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(d)	71,201
5,531,611	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(d)	5,576,063
1,499,114	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(d)	1,511,150
4,254,234	Bayview Opportunity Master Fund Trust, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(d)	4,324,604
353,496	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(d)	353,302
5,674,750	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(d)(e)(f)	5,674,747
8,495,604	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(d)	8,756,282
2,434,000	Colony American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,500,241
1,163,955	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.971%, 8/25/2060, 144A(c)	1,161,641
1,899,550	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,898,460
2,197,457	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 2.957%, 10/15/2054, 144A(c)	2,194,811
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 4.044%, 1/17/2038, 144A(c)	3,037,372
4,625,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.295%, 12/22/2069(c)	4,635,836
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(d)	7,041,650
4,287,940	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(d)	4,335,017
5,430,376	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(d)	5,534,455
17,482,516	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(d)	17,771,328

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	$3,778,698
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,380,711
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,931,960
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,856,077
881,370	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(d)	885,003
6,113,693	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(d)	6,156,766
1,009,876	RMAT, Series 2018-NPL1, Class A1, 4.090%, 5/25/2048, 144A(d)	1,016,616
2,392,324	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(d)	2,454,274
3,895,867	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(d)	4,037,680
5,024,589	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(d)	5,197,152
17,281,146	Sequoia Mortgage Trust, Series 2019-CH1, Class A1, 4.500%, 3/25/2049, 144A(d)	17,836,868
5,465,000	Silverstone Master Issuer, Series 2019-1A, Class 1A, 3-month LIBOR + 0.570%, 3.149%, 1/21/2070(c)	5,466,383
5,271,458	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(d)	5,270,841
1,749,509	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(d)	1,755,868
9,514,301	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(d)	9,583,027
1,162,339	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(d)	1,171,268
1,744,104	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(d)	1,755,053
6,242,664	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(d)	6,326,990
2,098,518	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.141%, 3/25/2035(d)	2,159,495

		177,975,208

	ABS Other — 3.4%
43,249,239	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(e)(f)	41,086,777
12,926,300	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	13,401,304
3,020,000	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A(f)	3,019,056
8,381,470	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	8,524,825
12,571,243	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	12,883,880
4,271,645	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	4,414,809
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,981,375
3,412,030	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	3,441,093

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$5,550,000	Marlette Funding Trust, Series 2019-2A, Class A, 3.130%, 7/16/2029, 144A	$5,582,333
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,303,472
16,867,378	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	17,215,139
1,040,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.320%, 9/15/2032(c)(f)	1,039,688
1,695,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.320%, 9/15/2032(c)(f)	1,694,492
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	14,172,236
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,999,041
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,947,380
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	12,978,500
13,428,883	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	13,582,915

		189,268,315

	ABS Student Loan — 1.2%
4,020,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	4,105,567
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,291,597
13,135,000	Navient Student Loan Trust, Series 2019-2A, Class A2, 1-month LIBOR + 1.000%, 3.404%, 2/27/2068, 144A(c)	13,154,421
907,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.260%, 6/15/2032(c)(f)	906,728
680,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 5.280%, 6/15/2032(c)(f)	679,796
1,297,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.280%, 3/15/2033(c)(f)	1,296,611
889,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.290%, 3/15/2033(c)(f)	888,733
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,771,275
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	16,391,700
9,075,000	SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690%, 6/15/2048, 144A	9,525,066

		65,011,494

	ABS Whole Business — 1.9%
10,362,730	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	11,025,590
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,828,822

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Whole Business — continued
$27,342,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	$27,994,856
6,782,000	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,011,367
321,278	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047	333,640
5,257,890	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,488,238
3,187,800	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	3,343,747
6,768,038	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049	7,056,762
4,962,500	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	5,155,172
17,670,900	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,397,579
13,527,025	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	14,031,448
3,690,750	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	3,878,905

		107,546,126

	Aerospace & Defense — 1.5%
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	698,750
78,795,000	Textron, Inc., 5.950%, 9/21/2021	83,733,564

		84,432,314

	Airlines — 1.4%
3,011,456	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,109,027
1,778,221	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,790,551
660,687	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	658,095
2,147,987	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	2,206,413
1,201,123	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,225,362
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022(a)(b)	346,871
1,078,616	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,187,017
5,449,716	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,012,127
7,990,435	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	8,175,174
13,632,993	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	14,480,965
26,272,205	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	26,330,004
2,795,474	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,830,629

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$10,315,000	United Airlines Pass Through Trust, Series 2019-1, Class A, 4.550%, 2/25/2033	$11,067,686
649,874	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A(a)(b)	668,415

		80,088,336

	Automotive — 2.4%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098(a)(b)	28,445,289
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,432,566
255,000	Ford Motor Co., 6.625%, 2/15/2028	285,730
240,000	Ford Motor Co., 7.500%, 8/01/2026	280,357
14,000,000	Toyota Motor Credit Corp., 1.950%, 4/17/2020	13,973,120
26,263,000	Toyota Motor Credit Corp., GMTN, 1.900%, 4/08/2021	26,147,705
10,000,000	Toyota Motor Credit Corp., MTN, 2.150%, 3/12/2020	9,995,076
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	38,656,987
7,565,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	7,817,934

		132,034,764

	Banking — 7.9%
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	41,791,715
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,923,080
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	50,733,618
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	106,835
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	27,148,772
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	23,178,750
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	483,096
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,541,376
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,302,724
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,744,973
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,233,920
17,940,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	18,766,090
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,348,323
20,999,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	18,248,341
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,781,780
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	75,131,374
100,000	KeyBank NA, 6.950%, 2/01/2028	125,374
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,978,442
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,196,936
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,784,885
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	38,470,982
15,160,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	15,769,061
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	20,817,190
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.742%, 1/20/2023, 144A(c)	21,310,978

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$5,900,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	$6,090,452
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,047,195

		444,056,262

	Brokerage — 1.5%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,842,523
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,013,406
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,919,746

		84,775,675

	Building Materials — 0.6%
1,365,000	Masco Corp., 6.500%, 8/15/2032	1,610,789
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,199,346
2,163,000	Masco Corp., 7.750%, 8/01/2029	2,716,964
23,975,000	Owens Corning, 7.000%, 12/01/2036	28,447,374

		35,974,473

	Cable Satellite — 1.1%
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	7,404,814
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	9,903,530
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	5,792,087
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,883,453
9,055,000	Time Warner Cable LLC, 4.500%, 9/15/2042	8,461,055
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	16,580,844

		62,025,783

	Chemicals — 1.7%
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	28,286,848
15,145,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	15,434,866
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,788,135

		94,509,849

	Construction Machinery — 1.1%
17,058,000	Caterpillar Financial Services Corp., 1.931%, 10/01/2021	16,925,767
12,000,000	Caterpillar, Inc., 3.900%, 5/27/2021	12,376,413
11,005,000	John Deere Capital Corp., MTN, 2.350%, 1/08/2021	11,037,852
7,485,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	7,635,551
6,105,000	John Deere Capital Corp., MTN, 3.900%, 7/12/2021	6,314,907
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(a)(b)	8,336,503

		62,626,993

	Consumer Products — 0.7%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,977,780
27,515,000	Unilever Capital Corp., 3.000%, 3/07/2022	28,144,818

		37,122,598

	Diversified Manufacturing — 0.1%
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.897%, 5/13/2024(c)	4,952,021

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 1.4%
$21,015,531	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$23,566,996
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,496,946
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,445,298
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,455,530

		80,964,770

	Finance Companies — 1.6%
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,730,896
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	21,389,439
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,633,205
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,810,048
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,423,176
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,736,300
7,805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	7,765,975
6,392,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,591,750

		92,080,789

	Food & Beverage — 1.7%
13,750,000	General Mills, Inc., 2.600%, 10/12/2022	13,804,989
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,938,800
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,333,488
10,465,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	11,003,948
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,460,348
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	45,967,410

		94,508,983

	Government Guaranteed — 1.0%
55,000,000	Kreditanstalt fuer Wiederaufbau, 1.500%, 4/20/2020	54,724,020

	Government Owned – No Guarantee — 1.4%
50,000,000	CPPIB Capital, Inc., 2.375%, 1/29/2021, 144A	50,320,500
21,545,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	22,458,508
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	6,528,450

		79,307,458

	Health Insurance — 0.6%
27,570,000	Anthem, Inc., 2.500%, 11/21/2020	27,624,900
3,040,000	Centene Corp., 6.125%, 2/15/2024	3,184,400
1,261,000	Cigna Holding Co., 7.875%, 5/15/2027	1,642,570

		32,451,870

	Healthcare — 3.3%
27,455,000	Abbott Laboratories, 2.900%, 11/30/2021	27,909,915
27,390,000	Cigna Corp., 3.200%, 9/17/2020, 144A	27,642,939
19,420,000	Cigna Corp., 4.375%, 10/15/2028, 144A	20,951,564
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	14,517,810
23,120,000	HCA, Inc., 4.500%, 2/15/2027	24,665,827
24,240,000	HCA, Inc., 5.250%, 4/15/2025	26,856,892
4,580,000	HCA, Inc., 5.250%, 6/15/2026	5,071,015

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$17,055,000	HCA, Inc., 5.250%, 6/15/2049	$17,732,254
6,175,000	HCA, Inc., 5.375%, 9/01/2026	6,653,563
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,430,780
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,830,800
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,521,625
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,852,000
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,497,520

		187,134,504

	Independent Energy — 2.1%
6,090,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026	6,844,425
30,195,000	Continental Resources, Inc., 3.800%, 6/01/2024	31,046,158
10,525,000	Continental Resources, Inc., 4.375%, 1/15/2028	11,066,719
10,950,000	Diamondback Energy, Inc., 4.750%, 11/01/2024, 144A	11,264,813
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,865,502
21,000,000	Newfield Exploration Co., 5.625%, 7/01/2024	23,219,700
26,185,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	25,203,062
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	59,873

		119,570,252

	Integrated Energy — 2.3%
55,470,000	Chevron Corp., 2.100%, 5/16/2021	55,518,580
20,430,000	Exxon Mobil Corp., 2.222%, 3/01/2021	20,486,602
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,071,298

		128,076,480

	Life Insurance — 2.8%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,041,652
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,581,274
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,936,037
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,333,219
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 2.819%, 1/08/2021, 144A(c)	5,894,794
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,868,004
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,608,706
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	43,541,096
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	8,482,078
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,628,791
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	20,034,669

		156,950,320

	Lodging — 0.5%
26,131,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	26,882,266

	Media Entertainment — 0.2%
4,482,000	Walt Disney Co. (The), 8.150%, 10/17/2036, 144A	6,992,057
898,000	Warner Media LLC, 2.950%, 7/15/2026	881,829
60,000	Warner Media LLC, 3.800%, 2/15/2027	59,960
1,065,000	Warner Media LLC, 3.875%, 1/15/2026	1,072,188

		9,006,034

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 3.4%
$1,689,997	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(e)(f)(g)(h)	$—
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	35,604,498
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,305,039
430,000	ArcelorMittal, 5.500%, 3/01/2021	447,634
47,920,000	ArcelorMittal, 6.750%, 3/01/2041	55,857,631
19,365,000	ArcelorMittal, 7.000%, 10/15/2039	22,977,854
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,700,224
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	39,474,131
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,147,172
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,023,877

		188,538,060

	Midstream — 3.8%
14,040,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.250%, 12/01/2027	14,830,618
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	682,500
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,653,232
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	40,676,947
880,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	734,800
30,850,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	26,376,750
1,940,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	1,779,950
26,650,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	28,052,732
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	14,784,449
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,084,223
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,208,689
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,864,624
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	107,950
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	224,093
40,610,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	41,838,699
8,405,000	Williams Cos., Inc., 3.350%, 8/15/2022	8,566,368

		212,466,624

	Mortgage Related — 0.0%
15,048	FHLMC, 5.000%, 12/01/2031	16,023
1,675	FNMA, 6.000%, 7/01/2029	1,864

		17,887

	Non-Agency Commercial Mortgage-Backed Securities — 0.6%
3,000,712	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	2,999,030
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 5.994%, 1/15/2034, 144A(c)	3,221,524
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	12,612,236
484,146	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/2047	483,628
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.668%, 6/15/2044, 144A(d)	3,412,097
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.048%, 5/10/2063, 144A(d)	5,387,321

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(d)	$3,635,548
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(d)	1,917,983
1,296,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.970%, 6/15/2045(d)	1,325,985
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(d)	763,359

		35,758,711

	Paper — 1.3%
6,400,000	International Paper Co., 8.700%, 6/15/2038	9,151,519
4,600,000	WestRock MWV LLC, 7.550%, 3/01/2047(a)(b)	6,153,648
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,759,443
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	34,693,338
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,929,374

		74,687,322

	Pharmaceuticals — 1.6%
27,550,000	Gilead Science, Inc., 2.550%, 9/01/2020	27,631,066
27,080,000	GlaxoSmithKline Capital PLC, 3.125%, 5/14/2021	27,537,435
4,390,000	Mylan NV, 5.250%, 6/15/2046	4,094,814
1,602,000	Mylan, Inc., 5.200%, 4/15/2048	1,479,296
17,010,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	14,741,376
8,000,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	6,200,000
5,500,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024	5,192,330

		86,876,317

	Property & Casualty Insurance — 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,965,547

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,628,297

	REITs – Single Tenant — 0.2%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,065,665

	Retailers — 1.5%
11,876,752	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	12,528,548
401,261	CVS Pass Through Trust, 5.773%, 1/10/2033, 144A	451,110
1,245,299	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,273,953
448,060	CVS Pass Through Trust, 6.036%, 12/10/2028	498,059
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,270,688
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,005,807
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,243,150
53,830,000	Walmart, Inc., 3.125%, 6/23/2021	55,004,571

		84,275,886

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	376,123

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supranational — 1.3%
$55,000,000	European Investment Bank, 1.625%, 12/15/2020	$54,774,444
20,000,000	International Bank for Reconstruction & Development, Series GDIF, 2.750%, 7/23/2021	20,369,631

		75,144,075

	Technology — 6.3%
27,480,000	Apple, Inc., 2.850%, 5/06/2021	27,881,965
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	29,269,843
26,185,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.000%, 1/15/2022	26,253,038
27,405,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	28,138,974
27,558,000	Cisco Systems, Inc., 1.850%, 9/20/2021	27,396,183
22,066,000	Cisco Systems, Inc., 2.200%, 2/28/2021	22,078,641
25,760,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	28,417,962
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,820,085
27,200,000	Intel Corp., 3.300%, 10/01/2021	27,962,864
27,875,000	International Business Machines Corp., 2.250%, 2/19/2021	27,870,261
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,773,312
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	19,042,482
51,515,000	Oracle Corp., 1.900%, 9/15/2021	51,254,252
5,000,000	Oracle Corp., 2.800%, 7/08/2021	5,067,850
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	9,791,771

		352,019,483

	Tobacco — 0.4%
19,785,000	Altria Group, Inc., 4.800%, 2/14/2029	21,284,532

	Treasuries — 8.2%
391,985,000	Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	3,480,886
210,910,000	U.S. Treasury Bond, 3.000%, 8/15/2048	231,308,952
113,970,000	U.S. Treasury Bond, 3.000%, 2/15/2049	125,171,114
50,000,000	U.S. Treasury Note, 1.500%, 4/15/2020	49,792,969
50,000,000	U.S. Treasury Note, 2.375%, 4/30/2020	50,146,484

		459,900,405

	Wireless — 0.5%
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	23,335,112
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	6,942,874

		30,277,986

	Wirelines — 1.9%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	65,733,463
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	8,564,381
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,126,253
27,220,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	31,530,447

		108,954,544

	Total Non-Convertible Bonds (Identified Cost $4,886,053,117)	5,209,472,897

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 1.1%
	Cable Satellite — 0.3%
$9,050,000	DISH Network Corp., 2.375%, 3/15/2024	$8,360,077
6,190,000	DISH Network Corp., 3.375%, 8/15/2026	6,017,820

		14,377,897

	Diversified Manufacturing — 0.1%
5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	4,962,962

	Independent Energy — 0.1%
8,905,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	7,107,779

	Oil Field Services — 0.3%
22,120,000	Nabors Industries, Inc., 0.750%, 1/15/2024	15,777,975

	Pharmaceuticals — 0.1%
7,895,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,195,997

	Technology — 0.2%
11,409,000	Finisar Corp., 0.500%, 12/15/2036	11,122,924

	Total Convertible Bonds (Identified Cost $64,009,381)	61,545,534

Municipals — 0.3%
	Illinois — 0.2%
9,150,000	State of Illinois, 5.100%, 6/01/2033	9,635,682

	Michigan — 0.0%
1,575,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,578,245

	Virginia — 0.1%
7,595,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,164,667

	Total Municipals (Identified Cost $16,273,783)	18,378,594

	Total Bonds and Notes (Identified Cost $4,966,366,281)	5,289,397,025

Collateralized Loan Obligations — 2.0%
15,513,118	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.801%, 7/18/2026, 144A(c)	15,525,110
13,865,000	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.385%, 4/18/2027, 144A(c)	13,865,008
18,037,524	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.762%, 4/28/2025, 144A(c)	18,060,251
12,430,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.410%, 7/25/2027, 144A(c)	12,376,274
13,685,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.417%, 10/13/2027, 144A(c)	13,618,797
13,210,000	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 3.442%, 7/20/2027, 144A(c)	13,194,917

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — (continued)
$14,374,794	Staniford Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.180%, 3.590%, 6/15/2025, 144A(c)	$14,384,395
11,625,000	Venture VII CDO Ltd., Series 2006-7A, Class B, 3-month LIBOR + 0.380%, 2.972%, 1/20/2022, 144A(c)	11,567,341

	Total Collateralized Loan Obligations (Identified Cost $112,767,440)	112,592,093

Shares
Preferred Stocks — 0.3%
	Food & Beverage — 0.2%
129,274	Bunge Ltd., 4.875%	12,917,993

	Independent Energy — 0.1%
43,031	Chesapeake Energy Corp., 5.000%	1,753,513

	Total Preferred Stocks (Identified Cost $16,998,736)	14,671,506

Principal Amount (‡)
Short-Term Investments — 1.2%
2,690,358,211	Central Bank of Iceland, 0.000%, 6/02/2020, (ISK)(d)	21,589,361
45,550,715	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $45,556,409 on 7/01/2019 collateralized by $44,805,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $46,465,563 including accrued interest (Note 2 of Notes to Financial Statements)	45,550,715

	Total Short-Term Investments (Identified Cost $67,274,027)	67,140,076

	Total Investments — 97.7% (Identified Cost $5,163,376,484)	5,483,800,700
	Other assets less liabilities — 2.3%	129,892,086

	Net Assets — 100.0%	$5,613,692,786

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $109,507,373 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

(e)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $46,761,524 or 0.8% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $1,580,558,809 or 28.2% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

ISK	Icelandic Krona

Industry Summary at June 30, 2019 (Unaudited)

ABS Car Loan	8.2%
Treasuries	8.2
Banking	7.9
Technology	6.5
ABS Credit Card	4.8
Midstream	3.8
ABS Other	3.4
Metals & Mining	3.4
Healthcare	3.3
ABS Home Equity	3.2
Life Insurance	2.8
Automotive	2.4
Independent Energy	2.3
Integrated Energy	2.3
Other Investments, less than 2% each	32.0
Short-Term Investments	1.2
Collateralized Loan Obligations	2.0

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 44.6% of Net Assets
	Banking — 12.4%
$1,400,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 11/16/2027, variable rate thereafter), 6.125%(a)	$1,317,750
1,520,000	Banco BTG Pactual SA, (fixed rate to 2/15/2024, variable rate thereafter), 7.750%, 2/15/2029, 144A	1,588,020
685,000	Barclays PLC, (fixed rate to 6/15/2024, variable rate thereafter), 8.000%(a)	718,394
1,400,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(a)	1,541,288
1,100,000	Credit Suisse Group AG, (fixed rate to 9/12/2025, variable rate thereafter), 7.250%, 144A(a)	1,182,500
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	1,606,800
850,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	860,235
1,405,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(a)	1,517,498
1,800,000	Standard Chartered PLC, (fixed rate to 4/02/2023, variable rate thereafter), 7.750%, 144A(a)	1,912,500
565,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	600,628
310,000	UniCredit SpA., (fixed rate to 6/03/2023, variable rate thereafter), 6.625%, (EUR)(a)	350,739

		13,196,352

	Chemicals — 1.2%
650,000	Hercules LLC, 6.500%, 6/30/2029	689,000
505,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	547,241

		1,236,241

	Consumer Cyclical Services — 0.5%
495,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	527,234

	Finance Companies — 0.5%
565,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	562,175

	Food & Beverage — 0.5%
495,000	JBS Investments II GmbH, 7.000%, 1/15/2026, 144A	536,085

	Government Owned – No Guarantee — 1.4%
515,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	548,666
930,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	943,117

		1,491,783

	Independent Energy — 2.5%
1,170,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	1,031,062
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	514,350
1,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,106,750

		2,652,162

	Media Entertainment — 0.5%
515,000	Prosus NV, 4.850%, 7/06/2027, 144A	552,966

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 2.4%
$1,035,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 5/01/2025, 144A	$1,086,750
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	595,313
820,000	Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/2029, 144A	899,950

		2,582,013

	Midstream — 0.6%
730,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)	659,175

	Oil Field Services — 0.6%
600,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	634,125

	Property & Casualty Insurance — 1.3%
510,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	593,632
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	821,013

		1,414,645

	Refining — 1.0%
520,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	531,700
540,000	Ultrapar International S.A, 5.250%, 6/06/2029, 144A	552,150

		1,083,850

	Sovereigns — 3.3%
31,600,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 61.779%, 6/21/2020, (ARS)(b)	728,112
295,000	Egypt Government International Bond, 7.600%, 3/01/2029, 144A	311,033
320,000	Egypt Government International Bond, 8.700%, 3/01/2049, 144A	344,000
355,000	Qatar Government International Bond, 4.000%, 3/14/2029, 144A	382,513
1,065,000	Qatar Government International Bond, 4.817%, 3/14/2049, 144A	1,220,533
460,000	Republic of Colombia, 4.500%, 3/15/2029	502,320

		3,488,511

	Technology — 1.3%
875,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	1,078,738
290,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	366,124

		1,444,862

	Transportation Services — 0.2%
205,000	Delhi International Airport Ltd., 6.450%, 6/04/2029, 144A	215,886

	Treasuries — 12.4%
2,635(††)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	767,557
1,578,000,000	Colombian TES, 7.750%, 9/18/2030, (COP)	553,227
210,100(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	1,085,487
10,520,000	Republic of South Africa Government Bond, 6.250%, 3/31/2036, (ZAR)	549,797
88,595,000	Russian Federal Bond - OFZ, Series 6224, 6.900%, 5/23/2029, (RUB)	1,363,917
6,915,000	U.S. Treasury Bond, 5.250%, 2/15/2029	8,881,183

		13,201,168

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Utility Other — 0.4%
$460,000	Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	$476,100

	Wireless — 1.6%
540,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	546,750
505,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	541,613
565,000	Sprint Corp., 7.625%, 3/01/2026	602,290

		1,690,653

	Total Bonds and Notes (Identified Cost $46,541,249)	47,645,986

Shares
Common Stocks — 38.9%
	Aerospace & Defense — 0.8%
820	Boeing Co. (The)	298,488
3,298	General Dynamics Corp.	599,643

		898,131

	Air Freight & Logistics — 0.1%
629	United Parcel Service, Inc., Class B	64,957

	Airlines — 0.4%
3,100	Japan Airlines Co. Ltd.	98,939
5,753	Southwest Airlines Co.	292,137

		391,076

	Banks — 0.7%
14,500	BOC Hong Kong Holdings Ltd.	57,089
1,300	Canadian Imperial Bank of Commerce	102,229
4,446	Citigroup, Inc.	311,353
11,213	First Hawaiian, Inc.	290,080

		760,751

	Beverages — 1.5%
2,300	Asahi Group Holdings Ltd.	103,543
767	Carlsberg AS, Class B	101,778
11,238	Coca-Cola Co. (The)	572,239
4,967	Molson Coors Brewing Co., Class B	278,152
4,229	PepsiCo, Inc.	554,549

		1,610,261

	Biotechnology — 1.1%
5,039	AbbVie, Inc.	366,436
2,204	Amgen, Inc.	406,153
6,022	Gilead Sciences, Inc.	406,847

		1,179,436

	Capital Markets — 0.8%
283	Ameriprise Financial, Inc.	41,080
2,480	LPL Financial Holdings, Inc.	202,294

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
12,589	Morgan Stanley	$551,524
7,400	Singapore Exchange Ltd.	43,353
2,750	Virtu Financial, Inc., Class A	59,895

		898,146

	Chemicals — 0.3%
3,523	LyondellBasell Industries NV, Class A	303,436

	Commercial Services & Supplies — 0.2%
1,197	Republic Services, Inc.	103,708
911	Waste Management, Inc.	105,102

		208,810

	Communications Equipment — 0.5%
9,606	Cisco Systems, Inc.	525,736

	Construction & Engineering — 0.2%
2,530	ACS Actividades de Construccion y Servicios S.A.	101,223
2,530	ACS Actividades de Construccion y Servicios S.A., Rights(c)	3,970
700	HOCHTIEF AG	85,245
1,700	Kajima Corp.	23,383

		213,821

	Containers & Packaging — 0.1%
1,422	Sonoco Products Co.	92,913

	Diversified Consumer Services — 0.4%
14,335	H&R Block, Inc.	420,016

	Diversified Telecommunication Services — 0.7%
27,000	HKT Trust & HKT Ltd.	42,859
12,918	Verizon Communications, Inc.	738,005

		780,864

	Electric Utilities — 1.7%
2,500	CLP Holdings Ltd.	27,549
20,813	Contact Energy Ltd.	111,979
1,449	Endesa S.A.	37,269
15,720	Enel SpA	109,659
16,725	Exelon Corp.	801,797
4,407	FirstEnergy Corp.	188,664
15,390	Mercury NZ Ltd.	48,115
658	Pinnacle West Capital Corp.	61,911
12,413	PPL Corp.	384,927

		1,771,870

	Electrical Equipment — 0.3%
3,752	Eaton Corp. PLC	312,467

	Entertainment — 0.5%
2,765	Cinemark Holdings, Inc.	99,817
13,420	Viacom, Inc., Class B	400,855

		500,672

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 0.4%
1,467	Sysco Corp.	$103,746
5,136	Walgreens Boots Alliance, Inc.	280,785

		384,531

	Food Products — 0.7%
10,528	General Mills, Inc.	552,931
753	Hershey Co. (The)	100,925
10,714	Tate & Lyle PLC	100,438

		754,294

	Gas Utilities — 0.3%
5,414	National Fuel Gas Co.	285,589

	Health Care Equipment & Supplies — 1.2%
3,580	Abbott Laboratories	301,078
9,864	Medtronic PLC	960,655

		1,261,733

	Health Care Providers & Services — 1.4%
4,759	AmerisourceBergen Corp.	405,753
2,233	McKesson Corp.	300,093
3,331	UnitedHealth Group, Inc.	812,797

		1,518,643

	Hotels, Restaurants & Leisure — 1.0%
3,227	Darden Restaurants, Inc.	392,823
5,263	Las Vegas Sands Corp.	310,990
4,770	Starbucks Corp.	399,869

		1,103,682

	Household Durables — 0.2%
5,260	PulteGroup, Inc.	166,321

	Household Products — 0.6%
6,090	Procter & Gamble Co. (The)	667,768

	Independent Power & Renewable Electricity Producers — 1.2%
67,525	AES Corp. (The)	1,131,719
5,500	Northland Power, Inc.	107,098

		1,238,817

	Industrial Conglomerates — 0.1%
854	Honeywell International, Inc.	149,100

	Insurance — 1.2%
451	Aflac, Inc.	24,719
9,735	Fidelity National Financial, Inc.	392,321
5,919	MetLife, Inc.	293,997
5,233	Principal Financial Group, Inc.	303,095
2,971	Prudential Financial, Inc.	300,071

		1,314,203

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	IT Services — 3.1%
2,104	Accenture PLC, Class A	$388,756
2,346	Automatic Data Processing, Inc.	387,864
5,932	Booz Allen Hamilton Holding Corp.	392,758
2,360	Fidelity National Information Services, Inc.	289,525
3,933	International Business Machines Corp.	542,361
4,960	Leidos Holdings, Inc.	396,056
1,108	MasterCard, Inc., Class A	293,099
4,506	Paychex, Inc.	370,799
1,721	Visa, Inc., Class A	298,679

		3,359,897

	Leisure Products — 0.1%
2,600	Sankyo Co. Ltd.	94,271

	Machinery — 1.5%
6,647	Allison Transmission Holdings, Inc.	308,088
2,435	Cummins, Inc.	417,213
1,943	Illinois Tool Works, Inc.	293,024
5,637	PACCAR, Inc.	403,947
1,106	Snap-on, Inc.	183,198

		1,605,470

	Media — 2.4%
200	Cogeco Communications, Inc.	14,384
37,579	Comcast Corp., Class A	1,588,840
24,527	Interpublic Group of Cos., Inc. (The)	554,065
5,011	Omnicom Group, Inc.	410,651

		2,567,940

	Metals & Mining — 0.2%
3,427	BHP Group PLC	87,643
1,957	Evraz PLC	16,571
1,752	Rio Tinto PLC	108,437

		212,651

	Multi-Utilities — 0.2%
6,808	AGL Energy Ltd.	95,744
2,000	Algonquin Power & Utilities Corp.	24,237
1,187	Dominion Energy, Inc.	91,779

		211,760

	Oil, Gas & Consumable Fuels — 1.1%
2,110	Chevron Corp.	262,568
4,257	ConocoPhillips	259,677
6,950	CVR Energy, Inc.	347,431
5,850	Occidental Petroleum Corp.	294,138

		1,163,814

	Paper & Forest Products — 0.1%
1,359	Domtar Corp.	60,516

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 0.2%
1,696	Unilever NV	$103,046
1,663	Unilever PLC	103,231

		206,277

	Pharmaceuticals — 3.4%
1,175	Allergan PLC	196,730
8,318	Bristol-Myers Squibb Co.	377,221
2,859	Johnson & Johnson	398,202
15,030	Merck & Co., Inc.	1,260,266
28,712	Pfizer, Inc.	1,243,804
380	Roche Holding AG	106,851

		3,583,074

	Professional Services — 0.3%
12,561	Nielsen Holdings PLC	283,878
1,073	Robert Half International, Inc.	61,172

		345,050

	Real Estate Management & Development — 0.2%
4,298	Aroundtown S.A.	35,459
420	Castellum AB	8,037
3,500	CK Asset Holdings Ltd.	27,419
1,200	Daiwa House Industry Co. Ltd.	35,065
2,351	Fabege AB	35,399
95	Grand City Properties S.A.	2,173
3,439	Hongkong Land Holdings Ltd.	22,167
283	Hufvudstaden AB	4,816
5,000	Kerry Properties Ltd.	21,003
760	TLG Immobilien AG	22,253
179	Wihlborgs Fastigheter AB	2,597

		216,388

	REITs – Apartments — 0.1%
59	Camden Property Trust	6,159
68	Invincible Investment Corp.	35,223
486	NexPoint Residential Trust, Inc.	20,120

		61,502

	REITs – Diversified — 0.2%
49	Equinix, Inc.	24,710
4	Fukuoka REIT Corp.	6,452
2,300	Mapletree Logistics Trust	2,705
12	Mirai Corp.	5,811
2,313	Preferred Apartment Communities, Inc., Class A	34,579
223	PS Business Parks, Inc.	37,582
1,804	UMH Properties, Inc.	22,388
181	Warehouses De Pauw CVA	30,461

		164,688

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Health Care — 0.0%
1,492	CareTrust REIT, Inc.	$35,480
370	Omega Healthcare Investors, Inc.	13,597

		49,077

	REITs – Hotels — 0.0%
892	Hersha Hospitality Trust	14,754
3	Japan Hotel REIT Investment Corp.	2,417
251	Ryman Hospitality Properties, Inc.	20,353

		37,524

	REITs – Manufactured Homes — 0.0%
300	Equity LifeStyle Properties, Inc.	36,402

	REITs – Office Property — 0.1%
2,212	alstria office REIT-AG	35,806
41,000	Champion REIT	34,163
8,821	Green REIT PLC	18,156
14	One REIT, Inc.	37,366
2,281	VEREIT, Inc.	20,552

		146,043

	REITs – Regional Malls — 0.0%
550	Washington Prime Group, Inc.	2,101

	REITs – Shopping Centers — 0.1%
23	AEON REIT Investment Corp.	29,450
7	Frontier Real Estate Investment Corp.	29,872
1,500	Link REIT	18,458
1,078	Retail Value, Inc.	37,515

		115,295

	REITs – Single Tenant — 0.1%
678	National Retail Properties, Inc.	35,941
317	Realty Income Corp.	21,863
1,058	STORE Capital Corp.	35,115

		92,919

	REITs – Storage — 0.1%
326	Extra Space Storage, Inc.	34,589
1,148	Iron Mountain, Inc.	35,932
27	Life Storage, Inc.	2,567
1,223	National Storage Affiliates Trust	35,394
150	Public Storage	35,725
1,285	Safestore Holdings PLC	10,012

		154,219

	REITs – Warehouse/Industrials — 0.1%
236	EastGroup Properties, Inc.	27,371
800	Granite Real Estate Investment Trust	36,831
292	Industrial Logistics Properties Trust	6,079
950	Rexford Industrial Realty, Inc.	38,352

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Warehouse/Industrials — continued
454	Terreno Realty Corp.	$22,264

		130,897

	Road & Rail — 0.0%
9,500	ComfortDelGro Corp. Ltd.	18,683

	Semiconductors & Semiconductor Equipment — 1.4%
12,678	Applied Materials, Inc.	569,369
1,201	Broadcom, Inc.	345,720
3,545	QUALCOMM, Inc.	269,668
2,646	Texas Instruments, Inc.	303,655

		1,488,412

	Software — 2.1%
4,627	j2 Global, Inc.	411,294
10,302	Microsoft Corp.	1,380,056
6,925	Oracle Corp.	394,517

		2,185,867

	Specialty Retail — 0.5%
2,724	Home Depot, Inc. (The)	566,510

	Technology Hardware, Storage & Peripherals — 1.7%
6,163	Apple, Inc.	1,219,781
20,664	Hewlett Packard Enterprise Co.	308,927
14,593	HP, Inc.	303,388

		1,832,096

	Thrifts & Mortgage Finance — 0.1%
3,300	Genworth MI Canada, Inc.	104,427

	Tobacco — 0.5%
7,793	Altria Group, Inc.	368,998
1,126	British American Tobacco PLC	39,315
3,340	Imperial Brands PLC	78,374

		486,687

	Trading Companies & Distributors — 0.3%
3,200	ITOCHU Corp.	61,302
2,800	Mitsubishi Corp.	73,991
31,300	Sojitz Corp.	100,729
7,000	Sumitomo Corp.	106,317

		342,339

	Wireless Telecommunication Services — 0.1%
3,100	KDDI Corp.	78,885
2,000	NTT DOCOMO, Inc.	46,664

		125,549

	Total Common Stocks (Identified Cost $40,319,319)	41,546,389

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Senior Loans — 3.6%
	Airlines — 2.0%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	$2,084,272

	Chemicals — 0.5%
330,688	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.902%, 11/20/2023(d)	321,181
254,313	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.902%, 11/18/2023(d)	247,001

		568,182

	Independent Energy — 0.5%
1,100,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.402%, 3/01/2024(d)	561,000
26,468	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 5.910%, 12/31/2023(d)	26,413

		587,413

	Media Entertainment — 0.6%
615,106	LSC Communications, Inc., 2017 Term Loan B, 1-week LIBOR + 5.500%, 7.869%, 9/30/2022(d)	601,266

	Total Senior Loans (Identified Cost $4,359,985)	3,841,133

Shares
Exchange-Traded Funds — 10.1%
493,831	Alerian MLP ETF	4,864,235
19,808	iShares MSCI Japan ETF	1,081,121
81,298	iShares MSCI Pacific ex Japan ETF	3,839,704
7,380	ProShares S&P 500® Dividend Aristocrats ETF	511,951
1,752	SPDR® S&P 500® ETF Trust	513,336

	Total Exchange-Traded Funds (Identified Cost $10,733,577)	10,810,347

Preferred Stocks — 0.7%
Non-Convertible Preferred Stocks — 0.3%
	Midstream — 0.3%
14,215	Energy Transfer Operating LP, Series C, (fixed rate to 5/15/2023, variable rate thereafter), 7.375% (Identified Cost $355,375)	336,611

Convertible Preferred Stock — 0.4%
	Midstream — 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,844)	445,745

	Total Preferred Stocks (Identified Cost $987,219)	782,356

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.2%
$1,225,999	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $1,226,152 on 7/01/2019 collateralized by $1,205,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $1,255,314 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,225,999)	$1,225,999

	Total Investments — 99.1% (Identified Cost $104,167,348)	105,852,210
	Other assets less liabilities — 0.9%	957,964

	Net Assets — 100.0%	$106,810,174

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Perpetual bond with no specified maturity date.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.
(c)	Non-income producing security.
(d)	Variable rate security. Rate as of June 30, 2019 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $23,353,424 or 21.9% of net assets.
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	12.4%
Banking	12.4
Pharmaceuticals	3.4
Sovereigns	3.3
IT Services	3.1
Independent Energy	3.0
Metals & Mining	2.6
Media	2.4
Airlines	2.4
Software	2.1
Chemicals	2.0
Other Investments, less than 2% each	38.7
Exchange-Traded Funds	10.1
Short-Term Investments	1.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Loomis Sayles Multi-Asset Income Fund
ASSETS
Investments at cost	$152,803,917	$5,163,376,484	$104,167,348
Net unrealized appreciation (depreciation)	(418,270)	320,424,216	1,684,862

Investments at value	152,385,647	5,483,800,700	105,852,210
Cash	—	186	15,521
Foreign currency at value (identified cost $0, $34,174 and $5,586, respectively)	—	33,872	5,590
Receivable for Fund shares sold	293,475	14,474,189	14,064
Receivable for securities sold	1,004,027	82,832,000	200,108
Dividends and interest receivable	2,085,910	46,263,876	958,804
Tax reclaims receivable	—	4,151	29,428
Prepaid expenses (Note 8)	17	629	13

TOTAL ASSETS	155,769,076	5,627,409,603	107,075,738

LIABILITIES
Payable for securities purchased	4,978,669	3,124,468	—
Payable for Fund shares redeemed	14,753	7,340,735	92,260
Management fees payable (Note 6)	72,944	1,767,828	40,145
Deferred Trustees’ fees (Note 6)	162,893	819,748	85,406
Administrative fees payable (Note 6)	4,928	198,691	3,667
Payable to distributor (Note 6d)	1,698	44,634	832
Other accounts payable and accrued expenses	126,792	420,713	43,254

TOTAL LIABILITIES	5,362,677	13,716,817	265,564

NET ASSETS	$150,406,399	$5,613,692,786	$106,810,174

NET ASSETS CONSIST OF:
Paid-in capital	$155,986,698	$5,303,510,568	$111,620,825
Accumulated earnings (loss)	(5,580,299)	310,182,218	(4,810,651)

NET ASSETS	$150,406,399	$5,613,692,786	$106,810,174

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Loomis Sayles Multi-Asset Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$22,749,555	$757,669,684	$33,368,936

Shares of beneficial interest	5,345,601	67,280,689	2,650,308

Net asset value and redemption price per share	$4.26	$11.26	$12.59

Offering price per share (100/95.75 of net asset value) (Note 1)	$4.45	$11.76	$13.15

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$4,866,890	$276,225,503	$21,230,562

Shares of beneficial interest	1,139,892	24,811,348	1,693,971

Net asset value and offering price per share	$4.27	$11.13	$12.53

Class N shares:
Net assets	$11,863,104	$1,324,372,833	$43,859

Shares of beneficial interest	2,785,934	117,589,311	3,507

Net asset value, offering and redemption price per share	$4.26	$11.26	$12.51

Class Y shares:
Net assets	$110,926,850	$3,136,513,151	$52,166,817

Shares of beneficial interest	26,096,894	278,327,214	4,169,623

Net asset value, offering and redemption price per share	$4.25	$11.27	$12.51

Admin Class shares:
Net assets	$—	$118,911,615	$—

Shares of beneficial interest	—	10,587,083	—

Net asset value, offering and redemption price per share	$—	$11.23	$—

See accompanying notes to financial statements.

|  56

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Loomis Sayles Multi-Asset Income Fund
INVESTMENT INCOME
Interest	$4,358,844	$107,333,354	$1,870,742
Dividends	85,765	420,131	850,888
Less net foreign taxes withheld	(811)	—	(11,140)

	4,443,798	107,753,485	2,710,490

Expenses
Management fees (Note 6)	433,733	10,898,680	312,166
Service and distribution fees (Note 6)	54,539	2,770,642	172,500
Administrative fees (Note 6)	31,932	1,210,341	25,218
Trustees’ fees and expenses (Note 6)	14,491	110,567	11,703
Transfer agent fees and expenses (Notes 6 and 7)	81,422	1,847,483	40,540
Audit and tax services fees	27,224	32,276	24,305
Custodian fees and expenses	5,457	58,197	17,901
Legal fees (Note 8)	2,674	111,501	1,991
Registration fees	47,026	122,792	25,405
Shareholder reporting expenses	24,298	307,964	3,348
Miscellaneous expenses (Note 8)	17,475	140,814	17,360

Total expenses	740,271	17,611,257	652,437
Less waiver and/or expense reimbursement (Note 6)	(109,513)	(690,323)	(81,310)

Net expenses	630,758	16,920,934	571,127

Net investment income	3,813,040	90,832,551	2,139,363

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	208,631	21,220,172	(2,521,946)
Forward foreign currency contracts (Note 2d)	(44,094)	(670,701)	—
Foreign currency transactions (Note 2c)	—	2,368,069	(74,152)
Net change in unrealized appreciation (depreciation) on:
Investments	9,110,029	220,800,259	10,941,656
Forward foreign currency contracts (Note 2d)	44,094	670,701	—
Foreign currency translations (Note 2c)	17	(2,229,055)	293

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	9,318,677	242,159,445	8,345,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,131,717	$332,991,996	$10,485,214

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets

	High Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018(a)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$3,813,040	$2,214,373	$8,475,372
Net realized gain (loss) on investments and forward foreign currency contracts	164,537	(6,387,716)	1,205,344
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	9,154,140	(3,483,546)	(7,029,759)

Net increase (decrease) in net assets resulting from operations	13,131,717	(7,656,889)	2,650,957

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(585,293)	(410,882)	(1,227,019)
Class C	(111,673)	(81,814)	(311,547)
Class N	(307,059)	(178,711)	(259,688)
Class Y	(2,841,136)	(2,141,392)	(5,752,686)

Total distributions	(3,845,161)	(2,812,799)	(7,550,940)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	4,641,609	(23,511,576)	(3,848,432)

Net increase (decrease) in net assets	13,928,165	(33,981,264)	(8,748,415)
NET ASSETS
Beginning of the period	136,478,234	170,459,498	179,207,913

End of the period	$150,406,399	$136,478,234	$170,459,498

(a)	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets (continued)

	Investment Grade Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018(a)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$90,832,551	$44,450,885	$171,956,415
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	22,917,540	(228,459,921)	(68,790,141)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	219,241,905	150,673,092	(88,370,511)

Net increase (decrease) in net assets resulting from operations	332,991,996	(33,335,944)	14,795,763

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,541,480)	(9,439,602)	(26,935,957)
Class C	(3,695,277)	(4,075,458)	(15,654,049)
Class N	(21,645,695)	(16,768,000)	(41,987,053)
Class Y	(51,387,476)	(39,150,105)	(111,284,265)
Admin Class	(1,661,967)	(1,369,684)	(778,851)

Total distributions	(89,931,895)	(70,802,849)	(196,640,175)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	42,363,946	(126,167,759)	(534,159,760)

Net increase (decrease) in net assets	285,424,047	(230,306,552)	(716,004,172)
NET ASSETS
Beginning of the period	5,328,268,739	5,558,575,291	6,274,579,463

End of the period	$5,613,692,786	$5,328,268,739	$5,558,575,291

(a)	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

	Loomis Sayles Multi-Asset Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,139,363	$5,207,147
Net realized loss on investments and foreign currency transactions	(2,596,098)	(1,541,137)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,941,949	(16,770,929)

Net increase (decrease) in net assets resulting from operations	10,485,214	(13,104,919)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,026,088)	(3,689,139)
Class C	(425,912)	(1,796,319)
Class N	(892)	(2,353)
Class Y	(1,059,113)	(3,691,567)

Total distributions	(2,512,005)	(9,179,378)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(20,583,477)	(2,836,090)

Net decrease in net assets	(12,610,268)	(25,120,387)
NET ASSETS
Beginning of the period	119,420,442	144,540,829

End of the period	$106,810,174	$119,420,442

See accompanying notes to financial statements.

|  60

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$3.99		$4.25		$4.37		$4.23		$3.99		$4.49		$4.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.05		0.20		0.22		0.20		0.19		0.21
Net realized and unrealized gain (loss)	0.27		(0.24)		(0.14)		0.12		0.21		(0.39)		0.17

Total from Investment Operations	0.38		(0.19)		0.06		0.34		0.41		(0.20)		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.06)		(0.18)		(0.20)		(0.16)		(0.19)		(0.22)
Net realized capital gains	—		(0.01)		—		—		(0.01)		(0.11)		(0.26)

Total Distributions	(0.11)		(0.07)		(0.18)		(0.20)		(0.17)		(0.30)		(0.48)

Net asset value, end of the period	$4.26		$3.99		$4.25		$4.37		$4.23		$3.99		$4.49

Total return(b)	9.51	%(c)(d)	(4.54	)%(c)(d)	1.41	%(d)	8.17	%(d)	10.66	%(d)	(4.78	)%(d)	8.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,750		$23,125		$26,175		$34,039		$34,820		$37,870		$42,630
Net expenses	1.05	%(e)(f)	1.05	%(e)(f)	1.05	%(e)	1.09	%(e)(g)	1.10	%(e)	1.11	%(e)(h)	1.14%
Gross expenses	1.21	%(f)	1.27	%(f)	1.16%		1.15%		1.14%		1.13%		1.14%
Net investment income	5.11	%(f)	5.13	%(f)	4.73%		5.03%		5.16%		4.41%		4.57%
Portfolio turnover rate	21%		17%		55%		46%		38%		69%		59%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.10%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$4.00		$4.27		$4.38		$4.24		$4.00		$4.50		$4.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.05		0.17		0.18		0.18		0.16		0.18
Net realized and unrealized gain (loss)	0.27		(0.26)		(0.13)		0.12		0.20		(0.39)		0.16

Total from Investment Operations	0.36		(0.21)		0.04		0.30		0.38		(0.23)		0.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.05)		(0.15)		(0.16)		(0.13)		(0.16)		(0.19)
Net realized capital gains	—		(0.01)		—		—		(0.01)		(0.11)		(0.26)

Total Distributions	(0.09)		(0.06)		(0.15)		(0.16)		(0.14)		(0.27)		(0.45)

Net asset value, end of the period	$4.27		$4.00		$4.27		$4.38		$4.24		$4.00		$4.50

Total return(b)	9.09	%(c)(d)	(4.95	)%(c)(d)	0.86	%(d)	7.33	%(d)	9.81	%(d)	(5.48	)%(d)	7.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,867		$5,351		$6,248		$11,227		$12,288		$12,609		$14,555
Net expenses	1.80	%(e)(f)	1.80	%(e)(f)	1.80	%(f)	1.84	%(f)(g)	1.85	%(f)	1.86	%(f)(h)	1.89%
Gross expenses	1.96	%(e)	2.02	%(e)	1.91%		1.90%		1.89%		1.88%		1.89%
Net investment income	4.36	%(e)	4.38	%(e)	3.99%		4.29%		4.43%		3.68%		3.84%
Portfolio turnover rate	21%		17%		55%		46%		38%		69%		59%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.85%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018	Period Ended September 30, 2017**
Net asset value, beginning of the period	$3.99		$4.25		$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.06		0.20	0.19
Net realized and unrealized gain (loss)	0.27		(0.25)		(0.12)	0.18

Total from Investment Operations	0.38		(0.19)		0.08	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.06)		(0.19)	(0.17)
Net realized capital gains	—		(0.01)		—	—

Total Distributions	(0.11)		(0.07)		(0.19)	(0.17)

Net asset value, end of the period	$4.26		$3.99		$4.25	$4.36

Total return(b)	9.68	%(c)	(4.47	)%(c)	1.96%	8.99	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,863		$10,417		$10,338	$1
Net expenses(d)	0.75	%(e)	0.75	%(e)	0.75%	0.75	%(e)(f)
Gross expenses	0.84	%(e)	0.89	%(e)	0.79%	31.73	%(e)
Net investment income	5.41	%(e)	5.45	%(e)	4.65%	5.19	%(e)
Portfolio turnover rate	21%		17%		55%	46	%(g)

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
**	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$3.98		$4.24		$4.36		$4.22		$3.98		$4.48		$4.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.06		0.21		0.23		0.21		0.20		0.22
Net realized and unrealized gain (loss)	0.27		(0.25)		(0.14)		0.12		0.21		(0.39)		0.16

Total from Investment Operations	0.38		(0.19)		0.07		0.35		0.42		(0.19)		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.06)		(0.19)		(0.21)		(0.17)		(0.20)		(0.23)
Net realized capital gains	—		(0.01)		—		—		(0.01)		(0.11)		(0.26)

Total Distributions	(0.11)		(0.07)		(0.19)		(0.21)		(0.18)		(0.31)		(0.49)

Net asset value, end of the period	$4.25		$3.98		$4.24		$4.36		$4.22		$3.98		$4.48

Total return	9.67	%(b)(c)	(4.49	)%(b)(c)	1.68	%(c)	8.47	%(c)	10.98	%(c)	(4.54	)%(c)	8.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$110,927		$97,585		$127,699		$133,940		$129,169		$116,837		$125,185
Net expenses	0.80	%(d)(e)	0.80	%(d)(e)	0.80	%(e)	0.84	%(e)(f)	0.85	%(e)	0.86	%(e)(g)	0.89%
Gross expenses	0.96	%(d)	1.02	%(d)	0.91%		0.90%		0.89%		0.88%		0.89%
Net investment income	5.34	%(d)	5.39	%(d)	4.98%		5.28%		5.43%		4.67%		4.83%
Portfolio turnover rate	21%		17%		55%		46%		38%		69%		59%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(g)	Effective July 1, 2015, the expense limit decreased to 0.85%.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.77		$10.98		$11.30		$11.59		$11.10	$12.11	$12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.08		0.30		0.36		0.39	0.40	0.46
Net realized and unrealized gain (loss)	0.49		(0.16)		(0.28)		0.05		0.48	(0.95)	0.26

Total from Investment Operations	0.66		(0.08)		0.02		0.41		0.87	(0.55)	0.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.08)		(0.21)		(0.26)		(0.23)	(0.34)	(0.51)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.17)		(0.13)		(0.34)		(0.70)		(0.38)	(0.46)	(0.83)

Net asset value, end of the period	$11.26		$10.77		$10.98		$11.30		$11.59	$11.10	$12.11

Total return(b)	6.19	%(c)(d)	(0.66	)%(c)(d)	0.19	%(d)	3.88%		8.06%	(4.72)%	6.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$757,670		$721,110		$777,391		$902,955		$1,130,260	$1,628,216	$1,932,847
Net expenses	0.78	%(e)(f)	0.78	%(e)(f)	0.80	%(f)(g)	0.82	%(h)	0.85%	0.83%	0.83%
Gross expenses	0.81	%(e)	0.82	%(e)	0.82%		0.82%		0.85%	0.83%	0.83%
Net investment income	3.17	%(e)	3.09	%(e)	2.73%		3.23%		3.49%	3.38%	3.75%
Portfolio turnover rate	16%		39	%(i)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.65		$10.86		$11.19		$11.48		$11.00	$12.00	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.06		0.22		0.27		0.30	0.31	0.36
Net realized and unrealized gain (loss)	0.48		(0.16)		(0.28)		0.06		0.47	(0.94)	0.27

Total from Investment Operations	0.61		(0.10)		(0.06)		0.33		0.77	(0.63)	0.63

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.06)		(0.14)		(0.18)		(0.14)	(0.25)	(0.42)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.13)		(0.11)		(0.27)		(0.62)		(0.29)	(0.37)	(0.74)

Net asset value, end of the period	$11.13		$10.65		$10.86		$11.19		$11.48	$11.00	$12.00

Total return(b)	5.76	%(c)(d)	(0.86	)%(c)(d)	(0.53	)%(d)	3.12%		7.18%	(5.40)%	5.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$276,226		$366,068		$412,788		$689,798		$1,001,522	$1,219,687	$1,524,806
Net expenses	1.53	%(e)(f)	1.53	%(e)(f)	1.55	%(f)(g)	1.57	%(h)	1.60%	1.58%	1.58%
Gross expenses	1.56	%(e)	1.57	%(e)	1.57%		1.57%		1.60%	1.58%	1.58%
Net investment income	2.41	%(e)	2.34	%(e)	1.96%		2.49%		2.74%	2.63%	3.00%
Portfolio turnover rate	16%		39	%(i)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(h)	Effective July 1, 2017, the expense limit decreased to 1.55%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.78		$10.98		$11.30		$11.58		$11.11	$12.11	$12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.09		0.34		0.39		0.43	0.44	0.50
Net realized and unrealized gain (loss)	0.48		(0.15)		(0.28)		0.07		0.47	(0.93)	0.26

Total from Investment Operations	0.67		(0.06)		0.06		0.46		0.90	(0.49)	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.09)		(0.25)		(0.30)		(0.28)	(0.39)	(0.55)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.19)		(0.14)		(0.38)		(0.74)		(0.43)	(0.51)	(0.87)

Net asset value, end of the period	$11.26		$10.78		$10.98		$11.30		$11.58	$11.11	$12.11

Total return	6.34	%(b)	(0.58	)%(b)	0.50%		4.34%		8.31%	(4.28)%	6.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,324,373		$1,216,690		$1,251,189		$1,203,169		$47,343	$21,851	$6,101
Net expenses	0.48	%(c)	0.48	%(c)	0.47	%(d)	0.48	%(e)	0.47%	0.47%	0.47	%(f)
Gross expenses	0.48	%(c)	0.48	%(c)	0.47%		0.48%		0.47%	0.47%	0.47	%(f)
Net investment income	3.48	%(c)	3.40	%(c)	3.05%		3.51%		3.88%	3.78%	4.07%
Portfolio turnover rate	16%		39	%(g)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(e)	Effective July 1, 2017, the expense limit decreased to 0.50%.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.78		$10.99		$11.31		$11.59		$11.11	$12.12	$12.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.09		0.33		0.39		0.42	0.43	0.49
Net realized and unrealized gain (loss)	0.49		(0.16)		(0.28)		0.06		0.47	(0.95)	0.26

Total from Investment Operations	0.68		(0.07)		0.05		0.45		0.89	(0.52)	0.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.09)		(0.24)		(0.29)		(0.26)	(0.37)	(0.54)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)	(0.32)

Total Distributions	(0.19)		(0.14)		(0.37)		(0.73)		(0.41)	(0.49)	(0.86)

Net asset value, end of the period	$11.27		$10.78		$10.99		$11.31		$11.59	$11.11	$12.12

Total return	6.31	%(b)(c)	(0.59	)%(b)(c)	0.43	%(c)	4.24%		8.25%	(4.47)%	6.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,136,513		$2,912,537		$3,001,906		$3,453,137		$4,571,167	$6,081,536	$6,911,938
Net expenses	0.53	%(d)(e)	0.53	%(d)(e)	0.55	%(e)(f)	0.57	%(g)	0.60%	0.58%	0.59%
Gross expenses	0.56	%(d)	0.57	%(d)	0.57%		0.57%		0.60%	0.58%	0.59%
Net investment income	3.42	%(d)	3.35	%(d)	2.98%		3.48%		3.74%	3.63%	3.99%
Portfolio turnover rate	16%		39	%(h)	3%		10%		11%	23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.55%.
(h)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.75		$10.95		$11.28		$11.56		$11.08		$12.09	$12.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.08		0.28		0.34		0.37		0.37	0.43
Net realized and unrealized gain (loss)	0.48		(0.15)		(0.28)		0.06		0.47		(0.95)	0.26

Total from Investment Operations	0.64		(0.07)		0.00	(b)	0.40		0.84		(0.58)	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.08)		(0.20)		(0.24)		(0.21)		(0.31)	(0.48)
Net realized capital gains	—		(0.05)		(0.13)		(0.44)		(0.15)		(0.12)	(0.32)

Total Distributions	(0.16)		(0.13)		(0.33)		(0.68)		(0.36)		(0.43)	(0.80)

Net asset value, end of the period	$11.23		$10.75		$10.95		$11.28		$11.56		$11.08	$12.09

Total return	5.98	%(c)(d)	(0.63	)%(c)(d)	(0.07	)%(c)	3.76	%(c)	7.73%		(4.95)%	5.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$118,912		$111,864		$115,301		$25,521		$35,294		$37,355	$25,585
Net expenses	1.03	%(e)(f)	1.03	%(e)(f)	1.02	%(e)(g)(h)	1.02	%(e)(i)(j)	1.07	%(k)	1.08%	1.09%
Gross expenses	1.06	%(f)	1.07	%(f)	1.05	%(g)	1.03	%(i)	1.07	%(k)	1.08%	1.09%
Net investment income	2.92	%(f)	2.85	%(f)	2.56%		3.03%		3.27%		3.14%	3.49%
Portfolio turnover rate	16%		39	%(l)	3%		10%		11%		23%	19%

*	For the three month period ended December 31, 2018. See Note 1 of Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.02%. See Note 5b of Notes to Financial Statements.
(h)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(i)	Includes refund of prior year service fee of 0.05%.
(j)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(k)	Includes refund of prior year service fee of 0.03%.
(l)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to a changes in the investment strategy and portfolio management team of the Fund.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$11.78		$13.87		$13.24		$12.85		$13.45		$12.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.48		0.47		0.49		0.32		0.32
Net realized and unrealized gain (loss)	0.86		(1.71)		1.15		0.80		(0.58)		1.26

Total from Investment Operations	1.09		(1.23)		1.62		1.29		(0.26)		1.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.42)		(0.45)		(0.40)		(0.34)		(0.34)
Net realized capital gains	—		(0.44)		(0.54)		(0.50)		—		—

Total Distributions	(0.28)		(0.86)		(0.99)		(0.90)		(0.34)		(0.34)

Net asset value, end of the period	$12.59		$11.78		$13.87		$13.24		$12.85		$13.45

Total return(b)	9.30	%(c)(d)	(9.24	)%(c)	12.41	%(c)	10.14	%(c)	(1.96	)%(c)	13.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33,369		$51,028		$54,754		$57,320		$63,254		$110,874
Net expenses	0.95	%(e)(f)	0.95	%(f)	0.95	%(f)	0.95	%(f)	1.04	%(f)(g)	1.06%
Gross expenses	1.10	%(e)	1.11%		1.13%		1.09%		1.11%		1.06%
Net investment income	3.75	%(e)	3.63%		3.37%		3.70%		2.40%		2.46%
Portfolio turnover rate	163%		282%		221%		341	%(h)	93	%(i)	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$11.73		$13.82		$13.18		$12.80		$13.41		$12.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.38		0.36		0.39		0.24		0.22
Net realized and unrealized gain (loss)	0.84		(1.71)		1.16		0.79		(0.60)		1.27

Total from Investment Operations	1.03		(1.33)		1.52		1.18		(0.36)		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.32)		(0.34)		(0.30)		(0.25)		(0.25)
Net realized capital gains	—		(0.44)		(0.54)		(0.50)		—		—

Total Distributions	(0.23)		(0.76)		(0.88)		(0.80)		(0.25)		(0.25)

Net asset value, end of the period	$12.53		$11.73		$13.82		$13.18		$12.80		$13.41

Total return(b)	8.86	%(c)(d)	(9.96	)%(c)	11.70	%(c)	9.27	%(c)	(2.73	)%(c)	12.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,231		$24,058		$36,814		$46,351		$47,791		$53,074
Net expenses	1.70	%(e)(f)	1.70	%(f)	1.70	%(f)	1.70	%(f)	1.80	%(f)(g)	1.81%
Gross expenses	1.85	%(e)	1.86%		1.88%		1.84%		1.87%		1.81%
Net investment income	3.07	%(e)	2.83%		2.65%		2.96%		1.78%		1.70%
Portfolio turnover rate	163%		282%		221%		341	%(h)	93	%(i)	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$11.70		$13.79	$13.16	$12.77		$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.52	0.51	0.53		0.14
Net realized and unrealized gain (loss)	0.85		(1.71)	1.15	0.80		0.10

Total from Investment Operations	1.11		(1.19)	1.66	1.33		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.46)	(0.49)	(0.44)		(0.17)
Net realized capital gains	—		(0.44)	(0.54)	(0.50)		—

Total Distributions	(0.30)		(0.90)	(1.03)	(0.94)		(0.17)

Net asset value, end of the period	$12.51		$11.70	$13.79	$13.16		$12.77

Total return(b)	9.53	%(c)	(9.02)%	12.83%	10.53%		1.91	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$44		$32	$35	$1		$1
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%		0.65	%(e)
Gross expenses	1.25	%(e)	1.35%	1.35%	13.53%		13.66	%(e)
Net investment income	4.21	%(e)	3.93%	3.71%	4.02%		3.22	%(e)
Portfolio turnover rate	163%		282%	221%	341	%(f)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$11.70		$13.80		$13.17		$12.79		$13.39		$12.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.52		0.49		0.53		0.36		0.38
Net realized and unrealized gain (loss)	0.85		(1.73)		1.16		0.78		(0.59)		1.19

Total from Investment Operations	1.10		(1.21)		1.65		1.31		(0.23)		1.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.45)		(0.48)		(0.43)		(0.37)		(0.37)
Net realized capital gains	—		(0.44)		(0.54)		(0.50)		—		—

Total Distributions	(0.29)		(0.89)		(1.02)		(0.93)		(0.37)		(0.37)

Net asset value, end of the period	$12.51		$11.70		$13.80		$13.17		$12.79		$13.39

Total return	9.51	%(b)(c)	(9.13	)%(b)	12.77	%(b)	10.38	%(b)	(1.72	)%(b)	13.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$52,167		$44,303		$52,938		$20,101		$11,272		$14,428
Net expenses	0.70	%(d)(e)	0.70	%(e)	0.70	%(e)	0.70	%(e)	0.80	%(e)(f)	0.82%
Gross expenses	0.84	%(d)	0.86%		0.88%		0.84%		0.86%		0.82%
Net investment income	4.15	%(d)	3.88%		3.53%		4.00%		2.73%		2.92%
Portfolio turnover rate	163%		282%		221%		341	%(g)	93	%(h)	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(g)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

73  |

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Each Fund is a diversified investment company.

On October 5, 2018, the Board of Trustees approved a change to the fiscal year end of High Income Fund and Investment Grade Bond Fund from September 30 to December 31. Accordingly, the Funds’ financial statements and related notes include information as of and for the three month period ended December 31, 2018, and the year ended September 30, 2018.

Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund also offers Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C

|  74

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

and Admin Class), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward

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foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2019, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$—	—%	$1,670,442	1.1%	$864,421	0.6%
Investment Grade Bond Fund	—	—%	109,507,373	2.0%	46,761,524	0.8%
Multi-Asset Income Fund	2,819,630	2.6%	—	—%	—	—%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax,

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if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations,

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may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2019, the amount of income available to be distributed has been reduced by the following amount as a result of losses arising from changes in exchange rates:

Multi-Asset Income Fund	$120,377

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters

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into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

No futures contracts were held by the Funds during the six months ended June 30, 2019.

f.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2019.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has

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performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities, deferred trustees’ fees, distribution re-designations, taxable over-distribution, foreign currency gains and losses, partnership basis adjustments, net operating losses, passive foreign investment company adjustments, paydown gains and losses and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to contingent payment debt instruments, convertible bonds, partnership basis adjustments, defaulted and/or non-income producing securities, deferred Trustees’ fees, forward foreign currency contract mark-to-market, passive foreign investment company adjustments, premium amortization, perpetual bond adjustments and wash

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sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended (year ended for Multi-Asset Income Fund) December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$2,342,939	$469,860	$2,812,799
Investment Grade Bond Fund	44,211,096	26,591,753	70,802,849
Multi-Asset Income Fund	6,314,655	2,864,723	9,179,378

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Investment Grade Bond Fund	Multi-Asset Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(783,495)	$—	$—
Long-term:
No expiration date	(3,978,362)	—	—

Total capital loss carryforward	$(4,761,857)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(27,749,537)	$(3,172,650)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Investment Grade Bond Fund and Multi-Asset Income Fund are deferring capital losses.

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As of June 30, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Investment Grade Bond Fund	Multi-Asset Income Fund
Unrealized appreciation
Investments	$(624,332)	$315,364,350	$1,645,232
Foreign currency translations	—	952,169	(60,411)

Total unrealized appreciation	$(624,332)	$316,316,519	$1,584,821

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Investment Grade Bond Fund	Multi-Asset Income Fund
Federal tax cost	$153,009,979	$5,167,484,750	$104,266,374

Gross tax appreciation	$5,198,386	$335,269,168	$4,024,951
Gross tax depreciation	(5,822,718)	(18,953,218)	(2,439,115)

Net tax appreciation (depreciation)	$(624,332)	$316,315,950	$1,585,836

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

i.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

High Income Fund and Multi-Asset Income Fund held senior loans as of June 30, 2019.

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j.  Loan Participations.  A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

High Income Fund held loan participations as of June 30, 2019.

k.  Collateralized Loan Obligations.  Certain Funds may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which a Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Investment Grade Bond Fund held collateralized loan obligations as of June 30, 2019.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including

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accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2019, none of the Funds had loaned securities under this agreement.

n.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o.  Change in Accounting Policy.  The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08. Under the new standard, certain debt securities with non-contingent call features purchased at a premium are amortized to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the new standard on a modified retrospective basis beginning with the fiscal period ended June 30, 2019. This change in accounting policy resulted in reclassifications to capital accounts as of the beginning of the period, but had no impact on the net asset value of the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$585,230	$409	(b)	$585,639
Home Construction	—	2,067,400	12	(b)	2,067,412
All Other Non-Convertible Bonds(a)	—	124,454,389	—		124,454,389

Total Non-Convertible Bonds	—	127,107,019	421		127,107,440

Convertible Bonds(a)	—	12,762,914	—		12,762,914

Total Bonds and Notes	—	139,869,933	421		139,870,354

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Senior Loans(a)	$—	$2,042,555	$—		$2,042,555
Loan Participations(a)	—	—	413,156	(c)	413,156
Preferred Stocks(a)	—	2,087,179	—		2,087,179
Other Investments(a)			864,000	(d)	864,000
Common Stocks(a)	464,047	—	—		464,047
Short-Term Investments	—	6,644,356	—		6,644,356

Total	$464,047	$150,644,023	$1,277,577		$152,385,647

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$172,300,461	$5,674,747	(b)	$177,975,208
ABS Other	—	142,428,302	46,840,013	(c)	189,268,315
ABS Student Loan	—	61,239,626	3,771,868	(d)	65,011,494
Metals & Mining	—	188,538,060	—	(e)	188,538,060
All Other Non-Convertible Bonds(a)	—	4,588,679,820	—		4,588,679,820

Total Non-Convertible Bonds	—	5,153,186,269	56,286,628		5,209,472,897

Convertible Bonds(a)	—	61,545,534	—		61,545,534
Municipals(a)	—	18,378,594	—		18,378,594

Total Bonds and Notes	—	5,233,110,397	56,286,628		5,289,397,025

Collateralized Loan Obligations	—	112,592,093	—		112,592,093
Preferred Stocks(a)	—	14,671,506	—		14,671,506
Short-Term Investments	—	67,140,076	—		67,140,076

Total	$—	$5,427,514,072	$56,286,628		$5,483,800,700

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices ($5,753,236) or fair valued by the Fund’s adviser ($41,086,777).
(d)	Valued using broker-dealer bid prices.
(e)	Includes a security fair valued at zero using level 3 inputs.

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Multi-Asset Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$47,645,986	$—	$47,645,986
Common Stocks
Airlines	292,137	98,939	—	391,076
Banks	703,662	57,089	—	760,751
Beverages	1,404,940	205,321	—	1,610,261
Capital Markets	854,793	43,353	—	898,146
Construction & Engineering	3,970	209,851	—	213,821
Electric Utilities	1,437,299	334,571	—	1,771,870
Food Products	653,856	100,438	—	754,294
Leisure Products	—	94,271	—	94,271
Metals & Mining	—	212,651	—	212,651
Multi-Utilities	116,016	95,744	—	211,760
Personal Products	—	206,277	—	206,277
Pharmaceuticals	3,476,223	106,851	—	3,583,074
Real Estate Management & Development	22,253	194,135	—	216,388
REITs - Apartments	26,279	35,223	—	61,502
REITs - Diversified	149,720	14,968	—	164,688
REITs - Hotels	35,107	2,417	—	37,524
REITs - Office Property	20,552	125,491	—	146,043
REITs - Shopping Centers	37,515	77,780	—	115,295
Road & Rail	—	18,683	—	18,683
Tobacco	368,998	117,689	—	486,687
Trading Companies & Distributors	—	342,339	—	342,339
Wireless Telecommunication Services	—	125,549	—	125,549
All Other Common Stocks(a)	29,123,439	—	—	29,123,439

Total Common Stocks	38,726,759	2,819,630	—	41,546,389

Senior Loans(a)	—	3,841,133	—	3,841,133
Exchange-Traded Funds	10,810,347	—	—	10,810,347
Preferred Stocks
Non-Convertible Preferred Stocks(a)	336,611	—	—	336,611
Convertible Preferred Stocks(a)	—	445,745	—	445,745

Total Preferred Stocks	336,611	445,745	—	782,356

Short-Term Investments	—	1,225,999	—	1,225,999

Total	$49,873,717	$55,978,493	$—	$105,852,210

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

87  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A common stock valued at $6,695 was transferred from Level 2 to Level 1 during the period ended June 30, 2019. At December 31, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At June 30, 2019, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or June 30, 2019:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$574	$—	$—	$(151)	$—
Home Construction	12	15,427	—	(15,427)	—
Loan Participations
ABS Other	425,679	17	36	3,396	—
Other Investments
Aircraft ABS	865,625	—	—	(1,625)	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	58,567	—	—	—	—

Total	$1,350,457	$15,444	$36	$(13,807)	$—

|  88

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(14)	$—	$—	$409	$(153)
Home Construction	—	—	—	12	(15,427)
Loan Participations
ABS Other	(15,972)	—	—	413,156	3,446
Other Investments
Aircraft ABS	—	—	—	864,000	(1,625)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	(58,567)	—	—

Total	$(15,986)	$—	$(58,567)	$1,277,577	$(13,759)

A preferred stock valued at $58,567 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

89  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$—	$—	$5,674,747
ABS Other	57,551,934	—	42,645	(1,673,144)	3,744,533
ABS Student Loan	4,259,110	—	1,010	749	—
Airlines	1,202,015	—	—	—	—
Metals & Mining	845	7,865	—	(8,710)	—

Total	$63,013,904	$7,865	$43,655	$(1,681,105)	$9,419,280

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$—	$5,674,747	$—
ABS Other	(4,352,567)	—	(8,473,388)	46,840,013	(1,659,154)
ABS Student Loan	(489,001)	—	—	3,771,868	1,400
Airlines	—	—	(1,202,015)	—	—
Metals & Mining	—	—	—	— (a)	(8,710)

Total	$(4,841,568)	$—	$(9,675,403)	$56,286,628	$(1,666,464)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $8,473,388 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

|  90

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A debt security valued at $1,202,015 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts.

High Income Fund and Investment Grade Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2019, the Funds engaged in forward foreign currency transactions for hedging purposes.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(44,094)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$44,094

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(670,701)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$670,701

91  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

High Income Fund	Forwards
Average Notional Amount Outstanding	0.89%
Highest Notional Amount Outstanding	3.29%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2019	0.00%

Investment Grade Bond Fund	Forwards
Average Notional Amount Outstanding	0.30%
Highest Notional Amount Outstanding	1.09%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2019	0.00%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$3,705,584	$—	$30,297,773	$29,365,615
Investment Grade Bond Fund	166,555,343	149,883,372	1,295,643,239	641,929,694
Multi-Asset Income Fund	25,159,260	17,705,482	152,402,521	176,128,926

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to High Income Fund and Investment Grade Bond Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

|  92

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $15 billion	Over $15 billion
High Income Fund	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.38%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to Multi-Asset Income Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis.

Under the terms of the management agreement, Multi-Asset Income Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Multi-Asset Income Fund	0.55%	0.50%

Natixis Advisors has entered into a subadvisory agreement for the Fund with Loomis Sayles. Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1 billion	Over $1 billion
Multi-Asset Income Fund	Loomis Sayles	0.325%	0.30%

Payments to Natixis Advisors are reduced by the amounts of payments to Loomis Sayles, as calculated based on the table above.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage

93  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.05%	1.80%	0.75%	0.80%	—
Investment Grade Bond Fund	0.78%	1.53%	0.48%	0.53%	1.03%
Multi-Asset Income Fund	0.95%	1.70%	0.65%	0.70%	—

Effective July 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Investment Grade Bond Fund	0.76%	1.51%	0.46%	0.51%	1.01%

These new undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  94

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
High Income Fund	$433,733	$108,658	$325,075	0.60%	0.45%
Investment Grade Bond Fund	10,898,680	661,556	10,237,124	0.40%	0.38%
Multi-Asset Income Fund	312,166	80,623	231,543	0.55%	0.41%

[1]	Waiver/expense reimbursements are subject to possible recovery until December 31, 2020.

No expenses were recovered for any of the Funds during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

95  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Under the Admin Class Plan, Investment Grade Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Investment Grade Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$28,712	$6,457	$—	$19,370	$—
Investment Grade Bond Fund	917,555	391,992	142,560	1,175,975	142,560
Multi-Asset Income Fund	58,944	28,389	—	85,167	—

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

|  96

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
High Income Fund	$31,932	$763	$31,169
Investment Grade Bond Fund	1,210,341	28,767	1,181,574
Multi-Asset Income Fund	25,218	600	24,618

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$70,738
Investment Grade Bond Fund	1,732,684
Multi-Asset Income Fund	32,533

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$1,698
Investment Grade Bond Fund	44,634
Multi-Asset Income Fund	832

Sub-transfer agent fees attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019 were as follows:

Fund	Commissions
High Income Fund	$1,580
Investment Grade Bond Fund	16,877
Multi-Asset Income Fund	1,929

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

|  98

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustee of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2019, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund and Multi-Asset Income Fund representing 0.11% and 0.85%, respectively, of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the High Income Fund and Multi-Asset Income Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agent Fees and Expenses
Fund	Class N
High Income Fund	$92
Multi-Asset Income Fund	87

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

99  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$14,176	$3,199	$92	$63,955	$—
Investment Grade Bond Fund	323,013	138,120	3,168	1,333,000	50,182
Multi-Asset Income Fund	17,346	8,107	87	15,000	—

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

|  100

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	2	12.93%
Investment Grade Bond Fund	1	19.19%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Period Ended December 31, 2018(a)
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	287,961	$1,210,428	318,942	$1,321,333
Issued in connection with the reinvestment of distributions	115,582	485,691	84,926	349,137
Redeemed	(851,636)	(3,579,256)	(764,361)	(3,151,340)

Net change	(448,093)	$(1,883,137)	(360,493)	$(1,480,870)

Class C
Issued from the sale of shares	27,779	$117,607	42,068	$171,916
Issued in connection with the reinvestment of distributions	22,715	95,755	16,483	68,043
Redeemed	(246,818)	(1,039,500)	(186,823)	(777,538)

Net change	(196,324)	$(826,138)	(128,272)	$(537,579)

Class N
Issued from the sale of shares	252,994	$1,068,014	169,687	$691,887
Issued in connection with the reinvestment of distributions	73,040	307,059	43,495	178,710
Redeemed	(153,750)	(647,280)	(33,788)	(139,949)

Net change	172,284	$727,793	179,394	$730,648

Class Y
Issued from the sale of shares	3,390,776	$14,211,496	2,504,282	$10,312,064
Issued in connection with the reinvestment of distributions	524,422	2,200,935	433,237	1,776,880
Redeemed	(2,335,271)	(9,789,340)	(8,528,009)	(34,312,719)

Net change	1,579,927	$6,623,091	(5,590,490)	$(22,223,775)

Increase (decrease) from capital share transactions	1,107,794	$4,641,609	(5,899,861)	$(23,511,576)

(a)	For the period October 1, 2018 through December 31, 2018.

101  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Year Ended September 30, 2018
High Income Fund	Shares	Amount
Class A
Issued from the sale of shares	1,898,245	$8,166,854
Issued in connection with the reinvestment of distributions	243,140	1,040,786
Redeemed	(3,771,177)	(16,210,208)

Net change	(1,629,792)	$(7,002,568)

Class C
Issued from the sale of shares	122,450	$527,966
Issued in connection with the reinvestment of distributions	61,116	262,711
Redeemed	(1,279,539)	(5,486,771)

Net change	(1,095,973)	$(4,696,094)

Class N
Issued from the sale of shares	2,698,050	$11,518,120
Issued in connection with the reinvestment of distributions	61,394	259,688
Redeemed	(325,438)	(1,383,775)

Net change	2,434,006	$10,394,033

Class Y
Issued from the sale of shares	9,865,696	$42,237,402
Issued in connection with the reinvestment of distributions	1,120,509	4,782,844
Redeemed	(11,587,593)	(49,564,049)

Net change	(601,388)	$(2,543,803)

Increase (decrease) from capital share transactions	(893,147)	$(3,848,432)

|  102

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Period Ended December 31, 2018(a)
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	12,469,512	$137,005,518	6,491,737	$70,239,572
Issued in connection with the reinvestment of distributions	813,949	8,979,149	692,485	7,466,489
Redeemed	(12,930,016)	(142,151,973)	(11,048,598)	(119,531,449)

Net change	353,445	$3,832,694	(3,864,376)	$(41,825,388)

Class C
Issued from the sale of shares	786,697	$8,539,109	945,273	$10,091,858
Issued in connection with the reinvestment of distributions	252,745	2,753,866	284,418	3,032,080
Redeemed	(10,589,209)	(114,948,072)	(4,883,774)	(52,357,128)

Net change	(9,549,767)	$(103,655,097)	(3,654,083)	$(39,233,190)

Class N
Issued from the sale of shares	17,390,989	$191,294,727	7,202,004	$78,146,326
Issued in connection with the reinvestment of distributions	1,924,065	21,232,971	1,542,978	16,637,378
Redeemed	(14,641,506)	(161,103,742)	(9,753,310)	(105,566,599)

Net change	4,673,548	$51,423,956	(1,008,328)	$(10,782,895)

Class Y
Issued from the sale of shares	45,241,111	$496,817,718	26,286,587	$284,802,649
Issued in connection with the reinvestment of distributions	4,030,993	44,505,205	3,150,471	33,984,081
Redeemed	(41,084,746)	(452,530,727)	(32,471,159)	(351,840,854)

Net change	8,187,358	$88,792,196	(3,034,101)	$(33,054,124)

Admin Class
Issued from the sale of shares	995,600	$10,923,284	286,732	$3,102,815
Issued in connection with the reinvestment of distributions	139,932	1,539,955	117,845	1,266,981
Redeemed	(957,445)	(10,493,042)	(521,944)	(5,641,958)

Net change	178,087	$1,970,197	(117,367)	$(1,272,162)

Increase (decrease) from capital share transactions	3,842,671	$42,363,946	(11,678,255)	$(126,167,759)

(a)	For the period October 1, 2018 through December 31, 2018.

103  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Year Ended September 30, 2018
Investment Grade Bond Fund	Shares	Amount
Class A
Issued from the sale of shares	26,350,729	$290,166,021
Issued in connection with the reinvestment of distributions	1,939,385	21,405,938
Redeemed	(37,379,900)	(411,498,034)

Net change	(9,089,786)	$(99,926,075)

Class C
Issued from the sale of shares	2,011,124	$22,000,351
Issued in connection with the reinvestment of distributions	1,080,461	11,807,321
Redeemed	(26,695,866)	(290,792,159)

Net change	(23,604,281)	$(256,984,487)

Class N
Issued from the sale of shares	47,337,549	$520,862,751
Issued in connection with the reinvestment of distributions	3,799,061	41,897,623
Redeemed	(43,651,422)	(478,691,782)

Net change	7,485,188	$84,068,592

Class Y
Issued from the sale of shares	83,609,222	$923,226,055
Issued in connection with the reinvestment of distributions	8,916,183	98,436,771
Redeemed	(124,671,025)	(1,373,103,002)

Net change	(32,145,620)	$(351,440,176)

Admin Class
Issued from the sale of shares	9,244,822	$100,929,159
Issued in connection with the reinvestment of distributions	37,178	408,621
Redeemed	(1,018,175)	(11,215,394)

Net change	8,263,825	$90,122,386

Increase (decrease) from capital share transactions	(49,090,674)	$(534,159,760)

|  104

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Multi-Asset Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	216,546	$2,695,484	1,636,199	$21,887,217
Issued in connection with the reinvestment of distributions	70,158	869,906	246,032	3,167,673
Redeemed	(1,969,598)	(24,412,282)	(1,495,395)	(19,584,653)

Net change	(1,682,894)	$(20,846,892)	386,836	$5,470,237

Class C
Issued from the sale of shares	61,203	$755,167	610,774	$8,033,966
Issued in connection with the reinvestment of distributions	23,942	295,493	102,629	1,321,750
Redeemed	(442,973)	(5,462,413)	(1,326,399)	(17,492,118)

Net change	(357,828)	$(4,411,753)	(612,996)	$(8,136,402)

Class N
Issued from the sale of shares	717	$8,981	—	$—
Issued in connection with the reinvestment of distributions	66	819	184	2,352

Net change	783	$9,800	184	$2,352

Class Y
Issued from the sale of shares	1,597,595	$19,687,554	1,950,280	$25,895,828
Issued in connection with the reinvestment of distributions	60,874	749,739	213,365	2,746,556
Redeemed	(1,274,319)	(15,771,925)	(2,215,349)	(28,814,661)

Net change	384,150	$4,665,368	(51,704)	$(172,277)

Decrease from capital share transactions	(1,655,789)	$(20,583,477)	(277,680)	$(2,836,090)

105  |

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

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within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

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Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

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NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES HIGH INCOME FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.42%	0.42%	0.29%	0.42%[1]	0.42%
Total annual fund operating expenses	1.27%	2.02%	0.89%	1.27%	1.02%
Fee waiver and/or expense reimbursement[2,3]	0.27%	0.27%	0.19%	0.27%	0.27%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.70%	1.00%	0.75%

1	Other expenses are estimated for the current fiscal year.

2

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking

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is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$523	$763	$1,046	$1,851
Class C	$278	$585	$1,041	$2,307
Class N	$72	$248	$458	$1,063
Class T	$349	$594	$882	$1,702
Class Y	$77	$274	$514	$1,202

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$178	$585	$1,041	$2,307

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.17%	0.17%	0.08%	0.17%[1]	0.17%	0.42 [2]
Total annual fund operating expenses	0.82%	1.57%	0.48%	0.82%	0.57%	1.07%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.02%	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%	1.51%	0.46%	0.76%	0.51%	1.01%

1	Other expenses are estimated for the current fiscal year.

2	Other expenses include an administrative services fee of 0.25% for Admin Class shares.

3

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense,

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taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$499	$665	$850	$1,385
Class C	$254	$485	$845	$1,858
Class N	$47	$150	$265	$600
Class T	$326	$494	$683	$1,228
Class Y	$52	$171	$307	$703
Admin Class	$103	$329	$579	$1,295

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$154	$485	$845	$1,858

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LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

The biographical information for Matthew J. Eagan, under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Matthew J. Eagan is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

The biographical information for Elaine M. Stokes under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Elaine M. Stokes is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

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Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2019